                                                       Registration No. 33-8621


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM S-6

                                 POST-EFFECTIVE
                                AMENDMENT NO. 10

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF l933

                             SEPARATE ACCOUNT THREE
                                       OF
                             THE MANUFACTURERS LIFE
                          INSURANCE COMPANY OF AMERICA
                             (Exact name of trust)

                             THE MANUFACTURERS LIFE
                          INSURANCE COMPANY OF AMERICA
                              (Name of depositor)



                             500 N. Woodward Avenue
                  Suite 250, Bloomfield Hills, Michigan 48304
              (Address of depositor's principal executive offices)




JAMES D. GALLAGHER
Secretary and General Counsel           Notice to:
The Manufacturers Life                  W. Randolph Thompson, Esq., Of Counsel
Insurance Company of America            Jones & Blouch L.L.P., Suite 405W
500 N. Woodward Avenue                       1025 Thomas Jefferson St., N.W.
Bloomfield Hills, Michigan 48304                     Washington, D.C. 20007
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
___ immediately upon filing pursuant to paragraph (b) of Rule 485
___ on December 31, 1996 pursuant to paragraph (b) of Rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
 X  on December 31, 1996 pursuant to paragraph (b)(1)(ix) of Rule 485
---
___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485




SS#7178(C/A 3)

                             SEPARATE ACCOUNT THREE
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                       Registration Statement on Form S-6

                             Cross-Reference Sheet




FORM
N-8B-2
ITEM NO.                    CAPTION IN PROSPECTUS
---------                   ----------------------


    l    ----   Cover Page; General Information About Manufacturers Life Of
                America, Separate Account Three And NASL Series Trust (What Is
                Manufacturers Life Of America's Separate Account Three?)
    2    ----   Cover Page; General Information About Manufacturers Life Of
                America, Separate Account Three And NASL Series Trust (Who Are
                Manufacturers Life Of America And Manufacturers Life?)
    3    ----   *
    4    ----   Detailed Information About The Policy And Manufacturers Life
                Of America (Who Sells The Policies And What Are The Sale Commissions?)
    5    ----   General Information About Manufacturers Life Of America,
                Separate Account Three And NASL Series Trust (What Is Manufacturers
                Life of America's Separate Account Three?)
    6    ----   General Information About Manufacturers Life Of America,
                Separate Account Three And NASL Series Trust (What Is Manufacturers
                Life Of America's Separate Account Three?)
    7    ----   *
    8    ----   *
    9    ----   Detailed Information About The Policy And Manufacturers Life
                Of America (Is There Any Litigation Pending?)
    10   ----   Detailed Information About The Policy And Manufacturers Life
                Of America
    11   ----   General Information About Manufacturers Life Of America,
                Separate Account Three And NASL Series Trust (What Is NASL Series
                Trust?)
    12   ----   General Information About Manufacturers Life of America,
                Separate Account Three And NASL Series Trust (What Is NASL Series
                Trust?)
    13   ----   Detailed Information About The Policy And Manufacturers Life
                Of America (How Will Charges And Expenses Be Deducted?)

---------
*   Omitted since answer is negative or item is not applicable.
**  Omitted.

FORM
N-8B-2
ITEM NO.                    CAPTION IN PROSPECTUS
---------                   ---------------------
    14   ----   Detailed Information About The Policy And Manufacturers Life
                Of America (When Is The Net Premium Allocated To The Separate Account?
                What Responsibilities Has Manufacturers Life Assumed?)
    15   ----   Detailed Information About The Policy And Manufacturers Life
                Of America (When Is The Net Premium Allocated To The Account?; How Is
                The Net Premium Allocated To The Account?)
    16   ----   **
    17   ----   Detailed Information About The Policy And Manufacturers Life
                Of America (How Does The Surrender Of A Policy For Its Cash Surrender
                Value Work?; When Are Proceeds Paid?)
    18   ----   General Information About Manufacturers Life Of America,
                Separate Account Three And NASL Series Trust
    19   ----   Detailed Information About The Policy And Manufacturers
                Life Of America  (What Reports Will Be Sent To Policyowners?; What
                Responsibilities Has Manufacturers Life Assumed?)
    20   ----   *
    21   ----   Detailed Information About The Policy And Manufacturers
                Life Of America
    22   ----   *
    23   ----   **
    24   ----   Detailed Information About The Policy And Manufacturers
                Life Of America (What Are The Other General Policy Provisions?)
    25   ----   General Information About Manufacturers Life Of America,
                Separate Account Three And NASL Series Trust (Who Are Manufacturers
                Life Of America And Manufacturers Life?)
    26   ----   *
    27   ----   **
    28   ----   Detailed Information About The Policy And Manufacturers
                Life Of America (Who Are The Directors And Officers Of Manufacturers
                Life Of America?)
    29   ----   General Information About Manufacturers Life Of America,
                Separate Account Three And NASL Series Trust (Who Are Manufacturers
                Life Of America And Manufacturers Life?)
    30   ----   *
    31   ----   *

---------
*   Omitted since answer is negative or item is not applicable.
**  Omitted.

FORM
N-8B-2
ITEM NO.                    CAPTION IN PROSPECTUS
---------                   ---------------------

    32    ----    *
    33    ----    *
    34    ----    *
    35    ----    **
    36    ----    *
    37    ----    *
    38    ----    Detailed Information About The Policy And Manufacturers
                  Life Of America (Who Sells the Policies And What Are The Sales
                  Commissions?; What Responsibilities Has Manufacturers Life Assumed?)
    39    ----    Detailed Information About The Policy And Manufacturers
                  Life Of America (Who Sells The Policies And What Are The Sales
                  Commissions?)
    40    ----    *
    41    ----    **
    42    ----    *
    43    ----    *
    44    ----    Detailed Information About The Policy And Manufacturers
                  Life Of America (How Will The Policy Value Vary?)
    45    ----    *
    46    ----    Detailed Information About The Policy And Manufacturers
                  Life Of America (How Does The Surrender Of A Policy For Its Cash
                  Surrender Value Work?; When Are Proceeds Paid?)
    47    ----    General Information About Manufacturers Life Of America,
                  Separate Account Three And NASL Series Trust (What Is NASL Series
                  Trust?)
    48    ----    *
    49    ----    *
    50    ----    General Information About Manufacturers Life Of America,
                  Separate Account Three And NASL Series Trust (What Is Manufacturers
                  Life Of America's Separate Account Three?)
    51    ----    Detailed Information About The Policy and Manufacturers
                  Life Of America
    52    ----    Detailed Information About The Policy And Manufacturers
                  Life Of America (Under What Circumstances May Fund Shares Be
                  Substituted?)
    53    ----    **
    54    ----    *
    55    ----    *
    56    ----    *
    57    ----    *
    58    ----    *
    59    ----    Financial Statements

---------
*   Omitted since answer is negative or item is not applicable.
**  Omitted.

                                     PART I


                                   PROSPECTUS

Prospectus










Prospectuses for
SINGLE PREMIUM VARIABLE
LIFE INSURANCE
Issued By
The Manufacturers Life
Insurance Company of America
and for
NASL SERIES TRUST











The Manufacturers Life
Insurance Company of America




NOTE: THE PROSPECTUS FOR SINGLE PREMIUM VARIABLE LIFE INSURANCE ISSUED BY THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA AND THE PROSPECTUS FOR NASL SERIES TRUST, INC. WHEN USED IN CONJUCTION WITH THE SINGLE PREMIUM VARIABLE LIFE INSURANCE PROPSECTUS IS INTENDED FOR THE INFORMATION ONLY OF EXISTING SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICYOWNERS AND NOT FOR THE SOLICITATION OF ADDITIONAL POLICY PURCHASES.

PROSPECTUS

THE MANUFACTURERS LIFE INSURANCE
COMPANY OF AMERICA
SEPARATE ACCOUNT THREE

SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This prospectus describes the single premium variable life insurance policy (the "Policy") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America" or "Company"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manufacturers Life"). The Policy is designed to provide lifetime insurance coverage. It also may be surrendered for its Cash Surrender Value during the life insured's lifetime. A Policy's death benefit and Cash Surrender Value vary with the investment performance of the sub-accounts of Manufacturers Life of America's Separate Account Three (the "Account") to which the Policyowner allocates the Net Premium. The amount payable to the beneficiary will never be less than the face amount specified in the Policy, as long as the Policy remains in force, except that it will be reduced by the amount of any outstanding loan plus interest. The Policy Value of a Policy varies daily. There is no guaranteed minimum Policy Value.


Following a deduction for applicable premium taxes and after the expiration of the fifteen day period described in this Prospectus, if applicable, the Net Premium will be allocated as the Policyowner directs to one or more of the sub-accounts of the Account. The assets of each sub-account will be used to purchase shares of a particular portfolio of NASL Series Trust (APortfolio@). The accompanying prospectus for NASL Series Trust and NASL Series Trust's statement of additional information describe the investment objectives of the Portfolios in which Net Premiums may be invested: the Emerging Growth Trust, the Balanced Trust, the Capital Growth Bond Trust, the Money Market Trust, the Quantitative Equity Trust (formerly Common Stock Fund), and the Real Estate Securities Trust. Other sub-accounts and Portfolios may be added in the future.


This product is no longer being offered for sale.

Policyowners should note that their Policy could be a modified endowment contract under federal tax law and any policy loan or surrender may result in adverse tax consequences and a penalty.


PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR NASL SERIES TRUST.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Manufacturers Life Insurance
Company of America
500 N. Woodward Avenue
Bloomfield Hills, Michigan 48304

Service Office:
200 Bloor Street East
Toronto, Ontario
M4W 1E5
TELEPHONE: (416) 926-6700

THE DATE OF THIS PROSPECTUS IS DECEMBER 31, 1996.

PROSPECTUS CONTENTS
                                                                            PAGE



DEFINITIONS...................................
INTRODUCTION TO POLICIES......................
What Is Single Premium Variable Life
Insurance?....................................
How Is The Net Premium Invested?..............
What Amounts Are Deducted From The Premium?...
What Other Policy Charges Are Made?...........
How Often Do The Death Benefit and Cash Value
Change?.......................................
What Is The Minimum Gross Single Premium For
Which A Policy Will Be Issued?................
What Are Some Federal Tax Considerations?.....

GENERAL INFORMATION ABOUT MANUFACTURERS LIFE
OF AMERICA, SEPARATE ACCOUNT THREE AND
NASL SERIES TRUST.............................
Who Are Manufacturers Life of America And
Manufacturers Life?...........................
What Is Manufacturers Life of America's
Separate Account Three?.......................
What Is NASL Series Trust?....................
What Are The Investment Objectives And Certain
Policies of The Portfolios?...................

DETAILED INFORMATION ABOUT THE POLICY AND
MANUFACTURERS LIFE OF AMERICA.................
What Are The Requirements For Issuance Of A
Policy?.......................................
Is There A Short-Term Cancellation Right, Or
"Free Look"?..................................
When Is The Net Premium Allocated To The
Account?......................................
How Is The Net Premium Allocated To The
Account?......................................
Are Transfers Between Sub-accounts Allowed?...
How Will Charges And Expenses Be Deducted?....
How Will The Policy Value Vary?...............
How Does The Surrender Of A Policy For Its
Cash Surrender Value Work?....................
How Is The Face Amount Determined?............
How Will A Policy's Death Benefit Vary?.......
Is There A Right To Make Additional Premium
Payments?.....................................
Under What Conditions Are Loans Available?....
How Are Loans And Loan Repayments
Administered?.................................

When Are Proceeds Paid?......................
When Is A Policy In Default?.................
What Are The Reinstatement Rules?............
What Are The Exchange Privileges Of The
Policy?......................................
What Is The Tax Treatment Of Policy
Benefits?....................................
Who Sells The Policies And What Are The Sales
Commissions?.................................
What Responsibilities Has Manufacturers Life
Assumed?.....................................
What Are The Other General Policy
Provisions?..................................


What Are The Voting Rights?..................
Who Are The Directors And Officers Of
Manufacturers Life of America?...............
Under What Circumstances May Fund Shares Be
Substituted?.................................
What Reports Will Be Sent To Policyowners?...
What State Regulations Apply?................
Is There Any Litigation Pending?.............
Where Can Further Information Be Found?......
Legal Matters................................
Experts......................................
APPENDIX A...................................
FINANCIAL STATEMENTS.........................

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF NASL SERIES TRUST, OR THE STATEMENT OF ADDITIONAL INFORMATION OF NASL SERIES TRUST

You are urged to examine this prospectus carefully. The INTRODUCTION TO POLICIES will briefly describe the Single Premium Variable Life Insurance Policy. More detailed information will be found later in the prospectus.

DEFINITIONS

"Cash Value" equals the Policy Value less the surrender charge, reduced by any accrued cost of insurance.

"Cash Surrender Value" equals the Cash Value less any Policy Debt.

"Gross Single Premium" is the initial sum of money paid for the face amount of insurance.

"Investment Amount" is the amount invested in the sub-accounts of Separate Account Three.

"Loan Account" is that part of the Policy Value which reflects policy loans and accrued interest.

"Net Amount at Risk" is the death benefit as calculated immediately before the cost of insurance deduction, minus the Policy Value, as of the end of the current policy year.

"Net Premium" is the Gross Single Premium or any additional premium, less 2% for state and local premium taxes.

"Net Single Premium" is the Gross Single Premium less 2% for state and local premium taxes.

"Policy Debt" means all outstanding policy loans, including any outstanding interest.

"Policy Value" equals the Investment Amount plus the amount in the Loan
Account.

"Service Office" is the office that we designate to service this policy.

"Valuation Period" is the period between two successive valuation dates measured from the time the value of the assets in each sub-account is determined. This determination is made as of the time each day that the net asset value of the underlying shares of NASL Series Trust, Inc. is determined.

"Variable Insurance Amount" is the amount of insurance determined by multiplying the Policy Value by the death benefit factor shown in the Policy for the life insured's attained age.

INTRODUCTION TO POLICIES

WHAT IS SINGLE PREMIUM VARIABLE LIFE INSURANCE?

The Single Premium Variable Life Insurance Policy offered by Manufacturers Life of America is, in many respects, similar to traditional "fixed-benefit" single premium whole life insurance. In other respects, it is quite different.

The main similarities are:

--The Policyowner pays a single premium for a Policy that provides a death benefit which is payable to the beneficiary, while the Policy is in force, upon the insured's death.

--The Policy has a Policy Value that the Policyowner may borrow against by taking a Policy loan.

--The Policy may be surrendered for its Cash Surrender Value.

The main differences are:

--The Policyowner may allocate the Policy's Net Premium among one or more of certain of the investment sub-accounts of Manufacturers Life of America's Separate Account Three. Each sub-account invests in the shares of a particular Portfolio of NASL Series Trust. These Portfolios are the Emerging Growth Trust, the Balanced Trust, the Capital Growth Trust, the Money Market Trust, the Quantitative Equity Trust (formerly Common Stock Fund), and the Real Estate Securities Trust.


--The death benefit under a Policy can increase or decrease depending on the investment performance of the Portfolios underlying the sub-account to which the Policy's Net Premium is allocated; but the death benefit will never decrease below the face amount of the Policy if the Policy remains in force.

--The Policy offers the opportunity for appreciation of its Policy Value based upon investment results. The Policy Value may increase or decrease each Valuation Period. The Policyowner bears the risk of decreases in the Policy Value, since no minimum amount is guaranteed.

HOW IS THE NET PREMIUM INVESTED?


The Net Premium is allocated to the Account and invested in shares of NASL Series Trust, a series mutual fund. The sub-accounts of the Account each invest in a particular Portfolio of the Series Trust. The Policyowner chooses the sub-account(s) of the Account into which the Net Premium will be placed.


WHAT AMOUNTS ARE DEDUCTED FROM THE PREMIUM?

Upon purchase of a Policy, Manufacturers Life of America will deduct 2% from the Gross Single Premium to pay state and local premium taxes. The amount remaining after the deduction for premium taxes ("Net Premium") will be allocated as directed by the Policyowner.

WHAT OTHER POLICY CHARGES ARE MADE?


Manufacturers Life of America makes an annual deduction for the cost of insurance. The Account purchases shares of NASL Series Trust and the net asset value of those shares reflects investment management fees and expenses.


A contingent deferred sales charge is imposed if the Policy is surrendered within seven years after it is purchased. Consequently, the Policy is not intended for short-term investment. The sales charge, which is a percent of the Policy Value at the time of surrender, will never be greater than 7% of the Gross Single Premium (See Detailed Information About the Policies -- "How Will Charges And Expenses Be Deducted?").

HOW OFTEN DO THE DEATH BENEFIT AND CASH VALUE CHANGE?

The death benefit is adjusted on each Policy Anniversary (but not below the face amount) depending on the investment results of the Funds underlying the sub-account(s) in which the Policy participates. The Policy Value also changes with the investment results of the underlying Portfolios and these changes take place each Valuation Period. For more detailed information about how the death benefit and Policy Value change, see Detailed Information About the Policies.

WHAT IS THE MINIMUM GROSS SINGLE PREMIUM FOR WHICH A POLICY WILL BE ISSUED?

Purchase of a Policy requires payment of a Gross Single Premium of at least $10,000 and completion of an application form.

For a limited time, a Policy may be returned for a refund in accordance with the terms of its "free look" provision (See Detailed Information About the Policies -- "Is there a Short-Term Cancellation Right or "Free Look").

Each Policyowner should retain a copy of the Policy. The Policy, together with the attached application, constitutes the entire agreement between the Policyowner and Manufacturers Life of America.

WHAT ARE SOME FEDERAL TAX CONSIDERATIONS?

Section 7702A of the Internal Revenue Code provides that any life insurance policy failing to satisfy a "7-pay" test will become a modified endowment contract. Under this test, the cumulative premiums paid under a life insurance policy at any time during the first seven policy years (or 7 policy years after a material change in the Policy) may not exceed the sum of the net level premiums that would have been paid had the policy provided for paid-up future benefits after the payment of seven level annual premiums. For purposes of the "7-pay" test, any portion of any premiums returned by the Company to the Policyowner within 60 days after the end of a Policy year, will be deemed to reduce the sum of premiums paid under the Policy during such Policy year.

Most withdrawals under a life insurance policy that becomes a modified endowment contract will be taxed on an "income first" basis. Amounts received by the owner of such a policy either directly or indirectly (including loans, certain dividends, surrenders, partial withdrawals, or the pledge or assignment of any portion of such a policy's value) will be includible in the owner's gross income to a certain extent. In the case of a Policy offered by this prospectus becoming a modified endowment contract, amounts received will be includible in a Policyowner's gross income to the extent that the Policy Value exceeds gross premiums paid. Also, an additional 10% tax penalty will be imposed on withdrawals includible in gross income, except in certain circumstances. This penalty will not apply to withdrawals that are: (a) received after the Policyowner has reached age 59 1/2; (b) attributable to the Policyowner's becoming disabled; or (c) one of a series of substantially equal periodic payments made at least annually for the life of the Policyowner or over the joint lives of the Policyowner and a designated beneficiary. For more information about this and other federal tax matters, please refer to the discussion in this prospectus under the heading "What Is The Tax Treatment Of Policy Benefits?".


GENERAL INFORMATION ABOUT MANUFACTURERS LIFE OF AMERICA, SEPARATE ACCOUNT THREE AND NASL SERIES TRUST

WHO ARE MANUFACTURERS LIFE OF AMERICA AND
MANUFACTURERS LIFE?


Manufacturers Life of America, a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) (AManufacturers USA@), is a stock life insurance company organized under the laws of Pennsylvania on April 11, 1977 and redomesticated under the laws of Michigan on December 9, 1992. It is a licensed life insurance company in the District of Columbia and all states of the united States except New York. Manufacturers (USA), a life insurance company organized in 1955 under the laws of Maine and redomesticated under the laws of Michigan on December 30, 1992, is a wholly-owned subsidiary of Manulife Reinsurance Corporation (U.S.A.), a life insurance company organized in 1983 under the laws of Michigan which in turn is a wholly-owned subsidiary of Manufacturers Life, a mutual life insurance company based in Toronto, Canada. Manufacturers Life and its subsidiaries, together, constitute one of the largest life insurance companies in North America and ranks among the

60 largest life insurers in the world as measured by assets. Manufacturers Life and Manufacturers Life of America have received the following ratings from independent rating agencies: Standard and Poor=s Insurance Rating Service -- AA+, A.M. Best Company -- A++, Duff & Phelps Credit Rating Co. -- AAA, and
Moody=s Investors Service, Inc. -- Aa3.   However, neither Manufacturers Life
of America nor Manufacturers Life guarantees the investment performance of the Account.


WHAT IS MANUFACTURERS LIFE OF AMERICA'S SEPARATE ACCOUNT THREE?

Manufacturers Life of America established its Separate Account Three on August 22, 1986 as a separate account under Pennsylvania law. It is currently being operated under Michigan Law. The Account holds assets that are segregated from all of Manufacturers Life of America's other assets. The Account is used to support single premium and flexible premium variable life insurance policies.

Manufacturers Life of America is the legal owner of the assets in the Account. Manufacturers Life of America will at all times maintain assets in the Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all the Policies participating in the Account, whether single or flexible premium, less the aggregate amount of Policy Debt. These assets may not be charged with liabilities which arise from any other business Manufacturers Life of America conducts.

The Account is registered with the Securities and Exchange Commission ("S.E.C.") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the S.E.C. of the management or investment policies or practices of the Account. For state law purposes the Account is treated as a part or division of Manufacturers Life of America.


WHAT IS NASL SERIES TRUST?

Each sub-account of the Account will purchase shares only of a particular Portfolio of NASL Series Trust. NASL Series Trust is registered under the 1940 Act as an open-end management investment company. The Account will purchase and redeem shares of NASL Series Trust at net asset value. Shares will be redeemed to the extent necessary for Manufacturers Life of America to provide benefits under the Policies, to transfer assets from one sub-account to another as requested by Policyowners, and for other purposes not inconsistent with the Policies. Any dividend or capital gain distribution received from a Portfolio with respect to the Policies will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.

NASL Series Trust shares are issued to fund benefits under both variable annuity contracts and variable life insurance policies issued by the Company or life insurance companies affiliated with the Company. Manufacturers Life of America will also purchase shares through its general account for certain limited purposes including initial Portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits, see the accompanying NASL Series Trust prospectus.

NASL Series Trust receives investment advisory services from NASL Financial Services, Inc. NASL Financial Services, Inc. is a registered investment adviser under the Investment Advisers Act of 1940. NASL Series Trust also employs subadvisers. The following subadvisers provide investment subadvisory services to the indicated portfolios:

       FUND                              SUBADVISER

Aggressive Growth Portfolio
       Emerging Growth Trust             Warburg, Pincus Counsellors, Inc.

Equity Portfolios
       Real Estate Securities Trust      Manufacturers Adviser Corporation*
       Quantitative Equity Trust         Manufacturers Adviser Corporation*
       (formerly Common Stock Fund)

Balanced Portfolio
       Balanced Trust                    Founders Asset Management, Inc.

Bond Portfolio
       Capital Growth Bond Trust         Manufacturers Adviser Corporation*

Money Market Portfolio
       Money Market Trust                Manufacturers Adviser Corporation*


   * Manufacturers Adviser Corporation is an indirect wholly-owned subsidiary of Manufacturers Life.

WHAT ARE THE INVESTMENT OBJECTIVES AND CERTAIN POLICIES OF THE PORTFOLIOS?

The investment objectives and certain policies of the Portfolios currently available to policyowners through corresponding sub-accounts are set forth below. There is, of course, no assurance that these objectives will be met.

AGGRESSIVE GROWTH PORTFOLIO

Emerging Growth Trust. The investment objective of the Emerging Growth Trust is maximum capital appreciation. Warburg, Pincus Counsellors, Inc. manages the Emerging Growth Trust and will pursue this objective by investing primarily in a portfolio of equity securities of domestic companies. The Emerging Growth Trust ordinarily will invest at least 65% of its total assets in common stocks or warrants of emerging growth companies that represent attractive opportunities for maximum capital appreciation.

EQUITY PORTFOLIOS

Quantitative Equity Trust (formerly Common Stock Fund). The investment objective of the Quantitative Equity Trust is to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above-average rate of return. Manufacturers Adviser Corporation manages the Quantitative Equity Trust.

Real Estate Securities Trust. The investment objective of the Real Estate Securities Trust is to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities. Manufacturers Adviser Corporation manages the Real Estate Securities Trust.

BALANCED ASSETS PORTFOLIO

Balanced Trust. The investment objective of the Balanced Trust is current income and capital appreciation. Founders Asset Management, Inc. Is the manager of the Balanced Trust and seeks to attain this objective by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

BOND PORTFOLIO

Capital Growth Bond Trust. The investment objective of the Capital Growth Bond Trust is to achieve growth of capital by investing in medium-grade or better debt securities, with income as a secondary consideration. Manufacturers Adviser Corporation manages the Capital Growth Bond Trust. The Capital Growth Bond Trust differs from most "bond" funds in that its primary objective is capital appreciation, not income.

MONEY MARKET PORTFOLIO

Money Market Trust. The investment objective of the Money Market Trust is to obtain maximum current income consistent with preservation of principal and liquidity. Manufacturers Adviser Corporation manages the Money Market Trust and seeks to achieve this objective by investing in high quality, U.S. dollar denominated money market instruments.

A full description of the NASL Series Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying NASL Series Trust prospectus, which should be read together with this prospectus.


DETAILED INFORMATION ABOUT THE POLICY AND MANUFACTURERS LIFE OF AMERICA

WHAT ARE THE REQUIREMENTS FOR ISSUANCE OF A POLICY?

Manufacturers Life of America will issue a Policy only upon payment of a Gross Single Premium of at least $10,000.00 and completion of an application form. A Policy may be issued on lives between the ages of 0 and 85. Before issuing any Policy, Manufacturers Life of America will require evidence of insurability satisfactory to it.

IS THERE A SHORT-TERM CANCELLATION RIGHT,
OR "FREE LOOK"?

A Policy may be returned for a full refund within 10 days after it is received, within 45 days of the date of the execution of the application for insurance, or within 10 days after Manufacturers Life of America mails or delivers a notice of right of withdrawal, whichever is latest. The Policy can be mailed or delivered to the Manufacturers Life of America agent who sold it or to the Manufacturers Life of America Service Office. Immediately on such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at its Service Office, Manufacturers Life of America will refund the premium paid without interest.

WHEN IS THE NET PREMIUM ALLOCATED
TO THE ACCOUNT?

Where state law permits at the time the Policy is issued, the Net Premium -- that is, the amount of the Gross Single Premium or any additional premiums paid less the deduction for premium taxes -- will be allocated on the Policy Date to the Money-Market sub-account of the Account. Fifteen days after the Issue Date, the entire Investment Amount will be allocated among the sub-accounts in accordance with the Policyowner's direction on the Policy application form provided that the Policyowner has not exercised his or her short-term cancellation right. In all other states, the Net Premium will be allocated as directed by the Policyowner on the Policy Date. If a Policy is issued, the Policy Date will be the date the Manufacturers Life of America Service Office receives a completed application with the Gross Single Premium for the Policy and the Issue Date will be the date five days after the Policy is released by the Company for delivery to the Policyowner. Both dates are set forth in the Policy. Applications for a Policy must be accompanied by a check covering the Gross Single Premium.

Between the date Manufacturers Life of America receives the Gross Single Premium for the Policy and the date insurance coverage commences under the Policy, the life insured may be covered under the terms of a conditional insurance agreement.

HOW IS THE NET PREMIUM ALLOCATED TO THE ACCOUNT?

The Policyowner directs how the Net Premium, including any additional premiums, will be allocated among the sub-accounts by specifying the desired allocation on the Policy application form or other appropriate form. If no allocation is specified for additional premiums they will be allocated in the same proportion that the Investment Amount in each of the sub-accounts bears to the total at the date such additional premiums are received. Allocations of the Net Premium to a particular sub-account must be expressed as a percentage of the Net Premium. Any allocation must be at least 10%, and all allocations must be in whole numbers. For example, 33% can be selected but 33 1/3% cannot.

ARE TRANSFERS BETWEEN SUB-ACCOUNTS ALLOWED?

Fifteen days after the Issue Date, the Policyowner may transfer amounts from one sub-account to another without charge once each calendar month. At such time all or a portion of the amount credited to a sub-account may be transferred. The Company will not permit transfers more often than once each calendar month.

Transfer requests must be satisfactory to Manufacturers Life of America and in writing, or by telephone if a currently valid telephone transfer authorization form is on file. Although failure to follow reasonable procedures may result in Manufacturers Life of America's liability for any losses due to unauthorized or fraudulent telephone transfers, Manufacturers Life of America will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. Manufacturers Life of America will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming a valid telephone authorization form is on file, tape recording all telephone transactions and providing written confirmation thereof.

Transfers will take effect at the end of each Valuation Period on which a written or telephonic request is received at the Manufacturers Life of America Service Office. The request may be in terms of dollars, such as a request to transfer $10,000 from one sub-account to another, or may be in terms of a percentage reallocation among sub-accounts. In the latter case, as with Net Premium allocations, the percentages must be in whole numbers.

HOW WILL CHARGES AND EXPENSES BE DEDUCTED?

PREMIUM DEDUCTIONS

Deduction For State And Local Premium Tax. The portion of the Net Premium which may be allocated among the sub-accounts is equal to the Gross Single Premium or any additional premiums paid, less the deduction Manufacturers Life of America makes from such premiums for state and local premium taxes. This deduction is equal to 2% of the Gross Single Premium and any additional premiums paid. State and local premium taxes differ from state to state. The 2% rate is expected to be enough, on average, to pay premium taxes where required.

ACCOUNT CHARGES

Mortality and Expense Risks Charge. As of March 1, 1993 Manufacturers Life of America ceased deducting mortality and expense risks charges from this Account with respect to the Policy.

Cost of Insurance Charge. On each Policy Anniversary, upon surrender and as of the death of the life insured, Manufacturers Life of America deducts from the assets in the Account relating to the Policy a charge for the cost of insurance attributable to the period elapsed since the previous Policy Anniversary. Such charge is based on, and is guaranteed not to exceed, an amount determined by reference to the 1980 Commissioners Smoker -- Non-Smoker Standard Ordinary Mortality Tables ("1980 CSO Tables"). The charge imposed varies based on the amount of insurance provided during the year (Net Amount at Risk), and the life insured's attained age, smoking status and sex, except in the case of a Policy sold to a Montana resident, certain Massachusetts residents, and in certain other circumstances (See "Legal Considerations").

The amount of the charge is determined by multiplying the cost of insurance rate set out in the Policy for the life insured's age, sex and smoking status by the Net Amount at Risk under the Policy. These rates are the maximum rates based on the 1980 CSO Tables and cannot be increased. However, the rates generally will increase as the life insured's attained age increases. Manufacturers Life of America will not issue Policies with special rates for persons who are substandard risks. Thus, proposed life insureds must provide evidence of insurability sufficient to meet the Company's underwriting requirements.

A Policyowner may request in the application for the Policy that the cost of insurance be deducted, to the extent possible, against the assets in a single sub-account relating to the Policy, or alternatively, that assets in a single sub-account be immunized, to the extent possible, from any deduction for the cost of insurance. If no such request is made, the cost of insurance will be deducted from all sub-accounts in which the Policy participates in the same proportion that the Investment Amount in each of the sub-accounts bears to the total.

Sales Charge On Withdrawal. A contingent deferred sales charge may be imposed upon surrender of the Policy. This charge compensates Manufacturers Life of America for paying some of the expenses of selling and distributing the Policies, including agents' commissions, advertising, agent training, and the printing of prospectuses and sales literature. The charge is generally called the "sales load". No sales load is applied if the Policy is surrendered after the seventh Policy year. If the Policy is surrendered in the first year, the charge will be 7% of the Policy Value. For each subsequent year the Policy is in effect, the sales load as a percentage of the Policy Value is reduced by one percentage point until it reaches 0% in the eighth year. In no event will the sales load be greater than 7% of the Gross Single Premium. No sales load is applied to a death benefit.

In Pennsylvania and possibly other states in which the Policies are sold, the maximum sales load that may be deducted on surrender of a Policy will be subject to an additional limitation based on a dollar amount per $1,000 of the Policy's face amount. In general, the limitation will be operative only for Policies issued on life insureds whose age at the time of issue exceeds 67. The limitation in such Policies will vary from $41.99 to $60.00 for each $1,000 of face amount depending on the issue age, sex and smoking status of the life insured and the period of time the Policy has been outstanding.

Manufacturers Life of America does not expect to recover its total sales expenses through the sales load. To the extent that the sales load is insufficient to recover sales expenses, Manufacturers Life of America will pay sales expenses from its other assets or surplus. These assets may include proceeds from the mortality and expense risks charge described above.

Provision for Taxes. Currently, Manufacturers Life of America makes no charge against the Account for federal, state or local taxes that may be attributable to the Account or to the operations of the Company with respect to the Policies. However, if Manufacturers Life of America incurs any such taxes, it may make a charge or establish a provision for those taxes.

CHARGES TO NASL SERIES TRUST

The Account purchases shares of NASL Series Trust at net asset value. The net asset value of those shares reflects investment management fees paid by NASL Series Trust ranging from 0.25% to 1.10% per annum of the value of the average daily net assets of the Portfolios and expenses ranging from 0.15% to 0.75% of the average daily net assets of the Portfolios. Detailed information concerning such fees and expenses is set forth in the prospectus for NASL Series Trust that accompanies this prospectus.

HOW WILL THE POLICY VALUE VARY?

A Policy has a Policy Value which varies daily and serves as the basis for determining the Policy's Cash Surrender Value and the Variable Insurance Amount. The Policy Value is equal to the Investment Amount plus the balance in the Policy's Loan Account. Because the Investment Amount will vary with the investment performance of the sub-accounts selected by the Policyowner, the Policy Value is not guaranteed and cannot be predicted in advance.

On the Policy Date, the Policy Value is equal to the Net Single Premium paid to purchase the Policy. On any subsequent valuation date, the Policy Value will be equal to its value on the previous valuation date (i) plus or minus any increase or decrease in the value of the Policy's Investment Amount due to the investment performance of the sub-accounts selected by the Policyowner during the Valuation Period ending on the current valuation date, (ii) plus interest at an annual rate of 7% credited during the Valuation Period on any Loan Account balance and (iii) minus the charge for mortality and expense risks and any deduction for the cost of insurance. As noted above, the charge for the cost of insurance is deducted only on Policy Anniversaries, upon surrender, or as of the life insured's death. In addition, the Policy Value will be increased by the amount of any Net Premium received by Manufacturers Life of America at its Service Office during the Valuation Period.

On Policy Anniversaries and on any valuation date when there is a transaction affecting the Loan Account, the Policy Value will be reduced by any excess of Policy Debt over the Loan Account balance. This adjustment is made in order to permit Manufacturers Life of America to recover Policy loan interest in excess of the interest it credits to the Policy's Loan Account and is made by withdrawing the amount of such excess from one or more of the sub-accounts in which the Investment Amount is invested.

HOW DOES THE SURRENDER OF A POLICY FOR ITS CASH SURRENDER VALUE WORK?

A Policy may be surrendered for its Cash Surrender Value while the life insured is living. The Cash Surrender Value is equal to the Policy Value on the date of surrender reduced by any applicable surrender charge and accrued cost of insurance charges and by the amount of any Policy Debt (See "How Will Charges and Expenses Be

Deducted?"). To surrender a Policy, the Policyowner must deliver or mail it together with a written request in a form acceptable to Manufacturers Life of America, to the Manufacturers Life of America Service Office. The Cash Surrender Value of the Policy will be determined as of the end of the Valuation Period in which the written request for surrender and the Policy are received at the Service Office. Upon surrender of the Policy, all rights of the Policyowner and all insurance coverage under the Policy will terminate.


HOW IS THE FACE AMOUNT DETERMINED?

Manufacturers Life of America determines an initial amount of life insurance, known as the "face amount," for the Net Single Premium paid for the Policy. This amount is the amount of whole life insurance that can be provided by the Net Single Premium and an assumed mortality based upon the 1980 CSO Tables and an assumed interest rate of 4%. The face amount provided by the Net Single Premium will depend on the life insured's sex, age at issue and smoking status. Where applicable law prohibits sex-based premiums and benefits, 1980 CSO Tables which do not differentiate on the basis of sex will be used in computing the face amount. Set forth below is a table of face amounts that can be purchased for representative life insureds with a Gross Single Premium of $10,000.



                       MALE               FEMALE
                 ----------------  --------------------
ISSUE AGE    SMOKER    NON-SMOKER   SMOKER   NON-SMOKER
---------  ----------  ----------  --------  ----------
       35    $34,520.    $42,080.  $41,650.    $47,210.
       45    $25,180.    $30,150.  $30,360.    $33,940.
       55    $19,060.    $22,010.  $22,810.    $24,830.
       65    $15,160.    $16,690.  $17,530.    $18,530.

HOW WILL A POLICY'S DEATH BENEFIT VARY?

The death benefit provided by the Policy is the greater of the face amount set forth in the Policy or the Variable Insurance Amount. The amount payable to the beneficiary upon the life insured's death will never be less than the face amount, as long as the Policy remains in force, provided there is no Policy Debt. The Variable Insurance Amount is determined on each Policy Anniversary and as of the life insured's date of death by multiplying the Policy Value by the death benefit factor shown in the Policy for the life insured's attained age. The Variable Insurance Amount will also be determined at any time requested by the Policyowner. As reflected in the table of death benefit factors contained in the Policy, the factors decrease in relation to increases in the life insured's age. The amount obtained by use of the applicable death benefit factor is the amount of whole life insurance that results from treating the Policy Value as a Net Single Premium based on the assumptions of the appropriate 1980 CSO Tables and an interest rate of 4%.

If the actual net investment performance of the sub-accounts selected by the Policyowner should be equal to an effective annual rate of 4%, the Variable Insurance Amount on each Policy Anniversary will equal the face amount provided there are no policy loans. The Variable Insurance Amount on each Policy Anniversary will exceed the face amount only if the Policy Value increases at a rate in excess of 4%. The portion of the Policy Value equal to the Investment Amount will increase at a rate in excess of 4% only if the investment performance of NASL Series Trust is at a gross annual effective rate in excess of 4% plus the applicable investment management fees of between 0.25% and 1.10% and expenses of between 0.15% and 0.75% of average daily net assets of Portfolios of NASL Series Trust on an annual basis.

The death benefit payable to the life insured's beneficiary will be reduced by any Policy Debt. Moreover, if the life insured should die during the grace period following a default (See "When is a Policy in Default?"), the death benefit will also be reduced by cost of insurance charges accrued to the date of death. If the death benefit is to be paid in a single sum, Manufacturers Life of America will pay interest from the date of death to the date of payment.

IS THERE A RIGHT TO MAKE ADDITIONAL PREMIUM PAYMENTS?

An additional premium may be paid under a Policy provided it does not result in an increase in the death benefit. Manufacturers Life of America will notify Policyowners annually of the amount of any additional premium allowed. If an additional premium is paid, the Policy Value will be increased by the amount of the premium less the two percent deduction for premium taxes. The additional premium will not increase the maximum sales charge to which the Policy may be subject. Additional premiums will reduce cost of insurance charges by lowering the Net Amount at Risk as well as reduce the possibility that a Policy may go into default.

Since the Policy has been designed to provide for high Policy Value to death benefit ratios and still qualify as life insurance under Section 7702 of the Internal Revenue Code, additional premiums will be allowed as a practical matter only when the compounded annual increase in Policy Value, excluding cost of insurance charges, has been at a rate less than the 4% interest rate assumed in the design of the Policy. When this situation occurs, the Variable Insurance Amount will be less than the face amount of the Policy. At that time, an additional premium sufficient to bring the Variable Insurance Amount up to the level of the face amount will be allowed as long as the additional premium is at least $1,000. An additional premium in an amount less than $1,000 will be permitted only if it is used to bring the Policy out of default (See "When Is A Policy In Default?").

UNDER WHAT CONDITIONS ARE LOANS AVAILABLE?

On or after the first Policy Anniversary, while the Policy is in force, the Policyowner may borrow against the Cash Value of his or her Policy. Borrowing under this provision cannot exceed 90% of the Cash Value. The Investment Amount will be reduced by any loan. When a loan is made, Manufacturers Life of America will deduct the amount of the loan from the sub-accounts designated by the Policyowner or, in the absence of such designation, in the same proportion that the Investment Amount in each of the sub-accounts bears to the total. The amount of the loan continues to be part of the Policy Value.

HOW ARE LOANS AND LOAN REPAYMENTS ADMINISTERED?

Manufacturers Life of America will charge interest at the rate of 8% per year on any outstanding policy loan, accrued on a daily basis.

Manufacturers Life of America will establish a Loan Account under the Policy to reflect Policy indebtedness and interest accrued thereon. The Policy will be credited interest at the rate of 7% per year, accrued daily, on any amount transferred to the Loan Account as the result of a Policy loan. On Policy Anniversaries and on any date when there is a transaction affecting the Loan Account, the Policy Debt will be reduced by any excess of Policy Debt over the Loan Account balance. The amount of such excess will be deducted from the Investment Amount.

When a loan repayment is made, Manufacturers Life of America will deduct an equal amount from the Loan Account balance and credit the sub-account or sub-accounts specified by the Policyowner. If no particular sub-accounts are specified, Manufacturers Life of America will allocate the repayment in the same proportion that the Investment Amount in each of the sub-accounts bears to the total.

If, as a result of poor investment performance of the sub-accounts to which the Net Premium of a Policy is allocated, the compounding effect of interest charges, or any other reason, the Policy Debt should equal or exceed the Policy Value of the Policy, the Policy will be in default (See "When Is A Policy In Default?"). Manufacturers Life of America will mail a notice to the Policyowner at his or her last known address that the Policy will terminate within 61 days from the date the Policy goes into default if an amount required to bring the Policy out of default is not received beforehand. The minimum amount required will be an amount sufficient to pay any outstanding and accrued cost of insurance charges for the period ending 90 days after the date of default.

A loan, whether repaid or not, will have a permanent effect on the death benefit and Policy Value because the investment results of the Account will apply only to the amount remaining in the Account. The effect of the loan is likely to be greater the longer the loan is outstanding. Whether the effect is favorable or unfavorable will depend on the investment results of the Account while the loan is outstanding.

WHEN ARE PROCEEDS PAID?

As long as the Policy is in force, Manufacturers Life of America will ordinarily pay any death benefit, Cash Surrender Value, or Policy loan proceeds within seven days after receipt at the Manufacturers Life of America Service Office of all the documents required for such a payment. Manufacturers Life of America may delay payment of any Cash Surrender Value, Policy loan proceeds or death benefit for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closings) or when the S.E.C. has determined that a state of emergency exists which may make such payment impractical.

WHEN IS A POLICY IN DEFAULT?

It is possible for unfavorable investment performance to cause a Policy to go into default. A default exists whenever the Policy Value is equal to or less than the Policy Debt or, in the absence of any Policy Debt, has been reduced to
0. In the event of a default, Manufacturers Life of America will notify the Policyowner and advise him or her of the amount required to be paid to bring the Policy out of default. The additional payment required will be an amount which, after any deduction for premium taxes, is sufficient to pay outstanding cost of insurance charges at the date of default and accrued cost of insurance charges for the period ending 90 days after the date of default. A grace period of 61 days from the date of default will be allowed for payment of the additional amount. If the required amount is not paid by the end of the grace period, the Policy will terminate (See "What are the Reinstatement Rules?" below). If the life insured should die during the grace period, the death benefit will be reduced by any Policy Debt and, in addition, accrued cost of insurance charges up to the date of death.

When additional payments are made to bring a Policy out of default such payments will first be applied to reduce Policy Debt and thereafter be treated as additional premium payments.


WHAT ARE THE REINSTATEMENT RULES?

If the Policy terminates, it can be reinstated within 7 years if:

(1) It has not been surrendered for cash;

(2) Manufacturers Life of America receives evidence of insurability satisfactory to it; and

(3) Manufacturers Life of America receives payment of an amount which, after the deduction for any premium taxes, is at least equal to the sum of any outstanding charges not previously paid for the grace period and the cost of insurance charges for the balance of the policy year following the date of reinstatement.

Upon reinstatement, the Policy will have the same face amount as existed at the end of the grace period, and the Investment Amount will equal the amount paid to reinstate the Policy minus any premium taxes and outstanding charges not previously paid for the grace period. Payments made to reinstate the Policy will first be applied to reduce Policy Debt and thereafter be treated as additional premium payments.

WHAT ARE THE EXCHANGE PRIVILEGES OF THE POLICY?

Three Year Conversion Right. The Policy may be exchanged for a fixed benefit (single premium whole life participating) insurance policy on the life of the life insured within 36 months after the date of issue. No evidence of insurability will be required. All Policy Debt under the Policy must be paid before the exchange. The date of exchange will be the date the Policy is received by Manufacturers Life of America at its Service Office together with a signed request for such an exchange. The exchange will be subject to an equitable adjustment to reflect variances, if any, in the premiums and Policy Values under the Policy and the new policy. The adjustment under the new policy will reflect dividends which would have been paid on the new policy, assuming a cash dividend option was elected. The Policyowner will receive the benefit of any amount due the Policyowner as a result of the adjustment. If the adjustment results in an amount due Manufacturers Life of America, Manufacturers Life of America must have received by the exchange date an amount equal to the greater of (i) the difference between the single premium, less dividends, which would have been paid on the new policy and the premiums actually paid on the Policy, plus interest on the difference at 8% per year, and (ii) the difference between the Policy Value of the new policy and the Policy.

The new policy will be a single premium whole life participating policy offered by the Company at the time the exchange is requested. At the option of the Policyowner, the new policy will have a face amount equal to the death benefit of this Policy at the time of exchange or the death benefit of the Policy less the Policy Value of this Policy at the time of exchange. It will have the same policy date as this Policy, and the premium rate for the new policy will be the rate in effect on the policy date for the same class of risk as under this Policy.


Conversion Right Upon Material Change In Investment Objective. The Policy may also be exchanged for a fixed benefit (single premium whole life participating) insurance policy issued by Manufacturers Life of America on the life of the life insured within six months after the Policyowner receives notice of a material change in the investment objective of the Account or within six months of the effective date of the change, whichever is later. The Michigan Insurance Commissioner determines whether a change in investment objective is material. No evidence of insurability will be required. When exchanged, the new policy will be issued, at the election of the Policyowner, either

(a) as of the original issue age of the life insured based on Manufacturers Life of America's premium rates for a single premium whole life fixed benefit insurance policy at the original issue age, for a face amount not exceeding the death benefit of the Policy on the date of exchange; or

(b) as of the attained age of the life insured for a face amount not exceeding the excess of the death benefit of the Policy on the date of exchange over its Policy Value on the date of exchange if the Policyowner elects to surrender the Policy for its Cash Surrender Value.

A premium or Cash Surrender Value adjustment will be made for exchanges under
(a) or (b) taking appropriate account of the premiums and dividends or Cash Surrender Values under the Policy and the new policy. Upon written request received at Manufacturers Life of America's Service Office a detailed statement of the method of computing this adjustment will be provided.

WHAT IS THE TAX TREATMENT OF POLICY BENEFITS?

The Policy should receive the same federal income tax treatment as fixed-benefit life insurance. Section 7702 of the Internal Revenue Code of 1986 (the "Code") provides that if certain tests are met, life insurance policies such as this Policy will be treated as life insurance for tax purposes. This means that (1) the death benefit should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code; and (2) the Policyowner should not be taxed on any part of the Account's assets attributable to the Policy, including additions attributable to interest, dividends or appreciation, until actual surrender of the Policy.

In certain circumstances, distributions from the Policy prior to payment of the death benefit under the Policy will be subject to adverse tax consequences.

Section 7702A of the Code provides that any life insurance policy failing to satisfy a "7-pay" test will become a modified endowment contract. Under this test, the cumulative premiums paid under a life insurance policy at any time during the first seven policy years may not exceed the sum of the net level premiums that would have been paid had the policy provided for paid-up future benefits after the payment of seven level annual premiums.

In addition, a "material change" in the benefits under the Policy may subject the Policy to a re-test under the "7-pay" test. A "material change" is defined to include any increase in the death benefit under the Policy or any increase in, or addition of, a qualified additional benefit under the Policy, excluding
(1) any increase which is attributable to the payment of premiums necessary to fund the lowest level of the death benefit and qualified additional benefits during the first seven Policy years and (2) certain cost-of-living increases based on an established broad-based index.

Most withdrawals under a life insurance policy that becomes a modified endowment contract will be taxed on an "income first" basis. Amounts received by the owner of such a policy either directly or indirectly (including loans, certain dividends, surrenders, partial withdrawals, or the pledge or assignment of any portion of such a policy's value) will be includible in the owner's gross income to a certain extent. In the case of a Policy offered by this prospectus becoming a modified endowment contract, amounts received will be includible in a Policyowner's gross income to the extent that the Policy Value exceeds gross premiums paid. Also, an additional 10% tax penalty will be imposed on withdrawals includible in gross income, except in certain circumstances. This penalty will not apply to withdrawals that are: (a) received after the Policyowner has reached age 59 1/2; (b) attributable to the Policyowner's becoming disabled; or (c) one of a series of substantially equal periodic payments made at least annually for the life of the policyowner or over the joint lives of the policyowner and a designated beneficiary.

For purposes of determining the portion of an amount received upon a withdrawal under the Policy that is includible in the Policyowner's gross income, all modified endowment policies issued by the Company to the same Policyowner during a calendar year will be aggregated with the Policy and treated as a single policy.

In general, life insurance policies purchased before June 21, 1988 remain subject to the provisions regarding withdrawals, such as loans and surrenders, set forth in the next two paragraphs of this prospectus. However, in certain circumstances, a Policy issued before June 21, 1988 may also become subject to the "material change" rules and thus to the "7-pay" test. These circumstances include the following:

(a) where on or after June 21, 1988, the death benefit under a policy is increased and before June 21, 1988 the policyowner did not have a unilateral right under a policy to obtain such an increase without providing additional evidence of insurability; and

(b) where the death benefit under a policy increases by more than $150,000 over the death benefit under a policy in effect on October 20, 1988. If a life insurance policy, as of June 21, 1988, required at least 7 level annual premiums and the owner of the policy makes at least 7 level annual premium payments over the life of such a policy, this provision will not apply.

Loans received under a Policy that is not a modified endowment contract should be treated as indebtedness of the owner, and no part of any loan under the Policy should be income to the Policyowner when received under current tax law. However, interest charged on Policy loans, whether paid by the Policyowner or added to the amount of the loan, is not tax deductible.

A surrender of a Policy that is not a modified endowment contract may have other tax consequences. Upon any such surrender under current tax law, the Policyowner will not be taxed on the Cash Surrender Value except for the amount, if any, that exceeds gross premiums paid. Any unpaid Policy loan will be treated upon surrender as forgiveness of the loan for tax purposes and thus taken into account in determining the extent to which, if any, the Policyowner has received amounts in excess of his or her investment that must be reported as taxable income.

Policyowners should consult with their tax advisers before making a policy loan or surrendering.

In connection with the issuance of regulations relating to diversification requirements for separate accounts or funds underlying variable life and annuity policies, the Treasury Department has announced that such regulations do not provide guidance concerning the extent to which Policyowners may direct their investments to particular sub-accounts of the Account. Regulations in this regard are expected in the future. It is not clear what these regulations will provide or whether they will be prospective only. It is possible that when regulations are issued, the Policy may need to be modified to comply with such regulations.

The individual situation of each Policyowner or beneficiary will determine federal estate taxes and the state and local estate, inheritance, and other taxes due if the Policyowner or insured dies.

WHO SELLS THE POLICIES AND WHAT ARE THE SALES COMMISSIONS?

ManEquity, Inc., an indirect wholly-owned subsidiary of Manufacturers Life, will act as the principal underwriter of the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. ManEquity, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Policies will be sold by registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized by state insurance departments to do so. A registered representative will receive commissions not to exceed 4% of the Gross Single Premium. Representatives who meet certain productivity standards with regard to the sale of the Policies will be eligible for additional compensation.

WHAT RESPONSIBILITIES HAS MANUFACTURERS LIFE ASSUMED?

Manufacturers Life and Manufacturers USA have entered into an agreement with ManEquity, Inc. pursuant to which Manufacturers Life or Manufacturers USA, on behalf of ManEquity, Inc., will pay the sales commissions in respect of this Policy, prepare and maintain all books and records required to be prepared and maintained by ManEquity, Inc. with respect to the Policy, and send all confirmations required to be sent by ManEquity, Inc. with respect to the Policy. ManEquity, Inc. will promptly reimburse Manufacturers Life or Manufacturers USA for all sales commissions paid by Manufacturers Life or Manufacturers USA and will pay Manufacturers Life or Manufacturers USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.

Manufacturers Life and Manufacturers USA also entered into a Service Agreement with Manufacturers Life of America pursuant to which Manufacturers Life and Manufacturers USA will provide to Manufacturers Life of

America all issue, administrative, general services and recordkeeping functions on behalf of Manufacturers Life of America with respect to all of its insurance policies including this Policy.

Finally, Manufacturers USA has entered into an Automatic Bulk Reinsurance Agreement with Manufacturers Life of America pursuant to which Manufacturers Life will automatically reinsure any risk under a Policy where the Net Amount at Risk under any such Policy is in excess of $25,000 up to a maximum of $7,500,000, except in the case of aviation risks where the maximum will be $5,000,000. Under the reinsurance agreement, Manufacturers Life may also consider reinsuring any nonaviation risk in excess of $7,500,000 and any aviation risk in excess of $5,000,000. Except for its obligations to Manufacturers Life of America under the reinsurance agreement, Manufacturers Life has no financial obligation for any Policy benefits.

WHAT ARE THE OTHER GENERAL POLICY PROVISIONS?

Beneficiary. One or more beneficiaries of the Policy may be appointed by the Policyowner by naming them in the application. Beneficiaries may be appointed in three classes -- primary, secondary and final. Thereafter the beneficiary may be changed by the Policyowner during the life insured's lifetime by giving written notice to Manufacturers Life of America in a form satisfactory to it. If the life insured dies and there is no surviving beneficiary, the Policyowner, or the Policyowner's estate if the Policyowner is the life insured, will be the beneficiary.

Incontestability. Manufacturers Life of America will not contest the Policy after it has been in force during the life insured's lifetime for two years from the Policy Date. If the Policy has been reinstated and been in force less than two years from the reinstatement date the Company can contest any misrepresentation of a fact material to the reinstatement.

Misstatement of Age or Sex. If the life insured's stated age or sex or both in the Policy are incorrect, Manufacturers Life of America will change the benefits payable to those which the Net Premium would have bought for the correct age and sex.

Suicide Exclusion. If the life insured, whether sane or insane, dies by suicide within one year from the date the Policy is issued, Manufacturers Life of America will pay only the premium paid less any Policy Debt.

Assignment. Manufacturers Life of America will not be deemed to know of or be bound by an assignment unless it receives a copy of it at its Service Office. Manufacturers Life of America assumes no responsibility for the validity or effects of any assignment. In the event of the Policy's assignment for collateral purposes, Manufacturers Life of America may require the written consent of the Policyowner as well as the collateral assignee of the Policy before treating as complete any request for a cash surrender of the Policy or a loan against the Policy's Cash Value.

Settlement Options. The Policy grants Policyowners, or beneficiaries, five optional ways of receiving Policy proceeds, other than in a lump sum. The proceeds may be payable (i) in equal installments for a specified period of not less than 5 years and not more than 30, (ii) in equal installments for the life of the annuitant with the guarantee that if the annuitant does not survive for a period of either 10 or 20 years or for a period when the total payments made equal the proceeds payable, payments will continue for the remainder of such period, (iii) in installments of a specified amount together with interest until the proceeds are exhausted, (iv) in equal installments for the joint lives of two annuitants with a guarantee that payments will continue for at least 10 years, and (v) by leaving the proceeds on deposit at interest with withdrawals permitted not more frequently than monthly by the payee until the proceeds are exhausted. Any Manufacturers Life of America agent authorized to sell the Policy can explain these options upon request.

WHAT ARE THE VOTING RIGHTS?

As stated above, all of the assets held in the sub-accounts of the Account will be invested in shares of a particular Portfolio of NASL Series Trust. Manufacturers Life of America is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, Manufacturers Life of America will vote shares of NASL Series Trust held in the Account in accordance with instructions received from Policyowners. Portfolio shares held in each sub-account for which no timely instructions from Policyowners are received, including shares not attributable to Policies, will be voted by Manufacturers Life of America in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit Manufacturers Life of America to vote shares of NASL Series Trust held in the Account in its own right, it may elect to do so.

The number of Portfolio shares in each sub-account for which instructions may be given by a Policyowner is determined by dividing the portion of that Policy's Investment Amount in that sub-account, if any, by the value of one share of the corresponding Portfolio. The number will be determined as of a date chosen by Manufacturers Life of America, but not more than 90 days before the meeting of shareholders of NASL Series Trust. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

Manufacturers Life of America may, if required by state insurance officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract for the NASL Series Trust. In addition, Manufacturers Life of America itself may disregard voting instructions that would require changes in the investment policies or investment adviser of one or more of the Portfolios, provided that Manufacturers Life of America reasonably disapproves such changes in accordance with applicable federal regulations. If Manufacturers Life of America does disregard voting instructions, it will advise Policyowners of that action and its reasons for such action in the next semi-annual report to Policyowners.


WHO ARE THE DIRECTORS AND OFFICERS OF MANUFACTURERS LIFE OF AMERICA?

The directors and executive officers of Manufacturers Life of America, together with their principal occupations during the past five years, are as follows:



                          Position With
                          Manufacturers Life
Name                      of America              Principal Occupation

Sandra M. Cotter          Director                Attorney 1989-present, Dykema
   (34)                                           Gossett



                          Position With
                          Manufacturers Life
Name                      of America                Principal Occupation
James D. Gallagher        Director, Secretary,      Vice President, Legal Services
   (42)                   and General Counsel       --January 1996-present, The
                                                    Manufacturers Life Insurance
                                                    Company; Vice President,
                                                    Secretary and General Counsel--
                                                    1994-present, North American
                                                    Security Life; Vice President
                                                    and Associate General Counsel--
                                                    1991-1994, The Prudential
                                                    Insurance Company of America

Bruce Gordon              Director                  Vice President, U.S. Operations
  (53)                                              - Pensions -- 1990-present, The
                                                    Manufacturers Life Insurance
                                                    Company

Donald A. Guloien         Director and President    Senior Vice President, Business
  (39)                                              Development 1994-present, The
                                                    Manufacturers Life Insurance
                                                    Company; Vice President, U.S.
                                                    Individual Business -- 1990-1994,
                                                    The Manufacturers Life Insurance
                                                    Company

Theodore Kilkuskie, Jr.   Director                  Vice President, U.S. Individual
 (41)                                               Insurance -- June 1995-present,
                                                    The Manufacturers Life Insurance
                                                    Company; Executive Vice President,
                                                    Mutual Funds -- January 1995-May 1995,
                                                    State Street Research; Vice President,
                                                    Mutual Funds -- 1987-1994, Metropolitan
                                                    Life Insurance Company

Joseph J. Pietroski       Director                  Senior Vice President, General
  (58)                                              Counsel and Corporate Secretary --
                                                    1988-present, The Manufacturers
                                                    Life Insurance Company



                          Position With
                          Manufacturers Life
Name                      of America                 Principal Occupation

John D. Richardson        Chairman and Director      Senior Vice President and General
  (58)                                               Manager, U.S. Operations
                                                     1995-present, The Manufacturers
                                                     Life Insurance Company; Senior
                                                     Vice President and General
                                                     Manager, Canadian Operations
                                                     1992-1994, The Manufacturers Life
                                                     Insurance Company; Senior Vice
                                                     President, Financial Services
                                                     1992, The Manufacturers Life
                                                     Insurance Company; Executive Vice
                                                     Chairman and CFO -- 1989-1991,
                                                     Canada Trust

John R. Ostler            Vice President, Chief      Financial Vice President -- 1992-
  (43)                     Actuary and Treasurer      present, The Manufacturers Life
                                                     Insurance Company; Vice President,
                                                     Insurance Products -- 1990-1992,
                                                     The Manufacturers Life Insurance
                                                     Company

Douglas H. Myers          Vice President,            Assistant Vice President and
  (42)                    Finance and Compliance     Controller, U.S. Operations --
                          Controller                 1988-present, The Manufacturers
                                                     Life Insurance Company

Hugh McHaffie             Vice President             Vice President & Product Actuary --
  (37)                                               June 1990-present, North American
                                                     Security Life




UNDER WHAT CIRCUMSTANCES MAY FUND SHARES BE SUBSTITUTED?


Although Manufacturers Life of America believes it to be highly unlikely, it is possible that in the judgment of its management, one or more of the Portfolios may become unsuitable for investment by the Account because of a change in investment policy or a change in the tax laws, because the shares are no longer available for investment, or for some other reason. In that event Manufacturers Life of America may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the S.E.C. and one or more state insurance departments may be required.

Manufacturers Life of America also reserves the right to combine other separate accounts with the Account, to establish additional sub-accounts within the Account, to operate the Account as a management investment company or other form permitted by law, and to deregister the Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

WHAT REPORTS WILL BE SENT TO POLICYOWNERS?

Once each Policy year Policyowners will be sent statements showing, among other things, the amount of the death benefit, the Investment Amount, and any Policy Debt (including interest charged for the preceding Policy year) as of the Policy Anniversary.

The statement will also show the amount of the Policy Value derived from participation in each sub-account.


Each Policyowner will also be sent an annual and a semi-annual report for NASL Series Trust which will include a list of the securities held in each Portfolio as required by the 1940 Act.


WHAT STATE REGULATIONS APPLY?

Manufacturers Life of America is subject to regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policy has been filed with insurance officials and meets all standards set by law in each jurisdiction where it is sold.

Manufacturers Life of America is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

IS THERE ANY LITIGATION PENDING?


No litigation is pending that would have a material effect upon the Account or NASL Series Trust.



WHERE CAN FURTHER INFORMATION BE FOUND?

A registration statement under the Securities Act of 1933 has been filed with the S.E.C. relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the S.E.C.'s principal office in Washington, D.C. upon payment of the prescribed fee.

For further information you may also contact Manufacturers Life of America's Service Office, the address and telephone number of which are on the first page of this prospectus.

LEGAL MATTERS

The legal validity of the Policies has been passed on by James D. Gallagher, Esq., Secretary and General Counsel of Manufacturers Life of America. Jones & Blouch L.L.P., Washington, D.C., has passed on matters relating to the federal securities laws.

EXPERTS


The financial statements of The Manufacturers Life Insurance Company of America and of Separate Account Three of The Manufacturers Life Insurance Company of America appearing in this prospectus for the periods ending December 31, 1995 have been audited by Ernst & Young LLP, independent auditors to the extent indicated in their reports thereon also appearing elsewhere herein. Such financial statements have been included herein in reliance upon such reports given upon the authority of such firm as experts in auditing and accounting.

Actuarial matters included in this prospectus have been examined by John R. Ostler, Vice President, Chief Actuary and Treasurer of Manufacturers Life of America, whose opinion is filed as an exhibit to the registration statement.

                  APPENDIX A  TABLE OF DEATH  BENEFIT FACTORS


          DEATH BENEFIT FACTORS                                      DEATH BENEFIT FACTORS
        PER $1.00 OF POLICY VALUE                                  PER $1.00 OF POLICY VALUE
             MALE, NON-SMOKER                                             MALE, SMOKER


  LIFE             DEATH         LIFE          DEATH         LIFE         DEATH         LIFE        DEATH
 INSURED'S        BENEFIT      INSURED        BENEFIT      INSURED'S     BENEFIT      INSURED'S    BENEFIT
ATTAINED AGE      FACTOR     ATTAINED AGE     FACTOR     ATTAINED AGE    FACTOR     ATTAINED AGE   FACTOR
------------      ------     ------------     ------     ------------    ------     ------------   ------
   0              10.106          50           2.179            0         10.106          50        2.568
   1              10.103          51           2.119            1         10.103          51        2.489
   2               9.810          52           2.062            2          9.810          52        2.412
   3               9.516          53           2.008            3          9.516          53        2.339
   4               9.227          54           1.955            4          9.227          54        2.269
   5               8.942          55           1.906            5          8.942          55        2.201
   6               8.660          56           1.858            6          8.660          56        2.137
   7               8.383          57           1.813            7          8.383          57        2.075
   8               8.108          58           1.770            8          8.108          58        2.016
   9               7.839          59           1.728            9          7.839          59        1.960
  10               7.575          60           1.689           10          7.575          60        1.905
  11               7.319          61           1.651           11          7.319          61        1.854
  12               7.072          62           1.615           12          7.072          62        1.804
  13               6.835          63           1.580           13          6.835          63        1.757
  14               6.611          64           1.547           14          6.611          64        1.712
  15               6.398          65           1.516           15          6.398          65        1.669
  16               6.207          66           1.487           16          7.666          66        1.628
  17               6.027          67           1.459           17          7.442          67        1.590
  18               5.856          68           1.432           18          7.227          68        1.553
  19               5.690          69           1.407           19          7.020          69        1.518
  20               5.530          70           1.382           20          6.818          70        1.484
  21               5.374          71           1.359           21          6.620          71        1.452
  22               5.221          72           1.337           22          6.426          72        1.423
  23               5.069          73           1.316           23          6.235          73        1.394
  24               4.920          74           1.297           24          6.046          74        1.367
  25               4.772          75           1.278           25          5.860          75        1.342
  26               4.626          76           1.261           26          5.676          76        1.319
  27               4.482          77           1.245           27          5.496          77        1.297
  28               4.340          78           1.230           28          5.320          78        1.276
  29               4.202          79           1.216           29          5.147          79        1.257
  30               4.067          80           1.203           30          4.979          80        1.238
  31               3.936          81           1.190           31          4.815          81        1.221
  32               3.809          82           1.177           32          4.656          82        1.204
  33               3.686          83           1.166           33          4.502          83        1.188
  34               3.567          84           1.155           34          4.352          84        1.174
  35               3.452          85           1.145           35          4.208          85        1.161
  36               3.341          86           1.136           36          4.068          86        1.148
  37               3.233          87           1.127           37          3.933          87        1.137
  38               3.130          88           1.119           38          3.803          88        1.126
  39               3.031          89           1.110           39          3.677          89        1.116
  40               2.936          90           1.102           40          3.556          90        1.106



27




  41               2.845          91           1.094           41          3.439          91        1.097
  42               2.758          92           1.086           42          3.327          92        1.087
  43               2.674          93           1.076           43          3.219          93        1.077
  44               2.594          94           1.066           44          3.115          94        1.066
  45               2.518          95           1.054           45          3.015          95        1.054
  46               2.444          96           1.041           46          2.919          96        1.041
  47               2.374          97           1.027           47          2.826          97        1.027
  48               2.306          98           1.013           48          2.737          98        1.013
  49               2.241          99           1.000           49          2.651          99        1.000

          DEATH BENEFIT FACTORS                                      DEATH BENEFIT FACTORS
        PER $1.00 OF POLICY VALUE                                  PER $1.00 OF POLICY VALUE
           FEMALE, NON-SMOKER                                           FEMALE, SMOKER


  LIFE             DEATH         LIFE          DEATH         LIFE         DEATH         LIFE        DEATH
 INSURED'S        BENEFIT      INSURED        BENEFIT      INSURED'S     BENEFIT      INSURED'S    BENEFIT
ATTAINED AGE      FACTOR     ATTAINED AGE     FACTOR     ATTAINED AGE    FACTOR     ATTAINED AGE   FACTOR
------------      ------     ------------     ------     ------------    ------     ------------   ------
   0              12.656          50           2.623            0         12.656          50         2.896
   1              12.594          51           2.549            1         12.594          51         2.807
   2              12.233          52           2.478            2         12.233          52         2.721
   3              11.871          53           2.410            3         11.871          53         2.639
   4              11.513          54           2.344            4         11.513          54         2.560
   5              11.161          55           2.281            5         11.161          55         2.483
   6              10.815          56           2.220            6         10.815          56         2.410
   7              10.474          57           2.162            7         10.474          57         2.339
   8              10.141          58           2.105            8         10.141          58         2.271
   9               9.814          59           2.050            9          9.814          59         2.204
  10               9.494          60           1.996           10          9.494          60         2.140
  11               9.182          61           1.944           11          9.182          61         2.078
  12               8.879          62           1.893           12          8.879          62         2.019
  13               8.586          63           1.844           13          8.586          63         1.961
  14               8.303          64           1.798           14          8.303          64         1.906
  15               8.031          65           1.753           15          8.031          65         1.853
  16               7.773          66           1.711           16          8.838          66         1.803
  17               7.525          67           1.670           17          8.557          67         1.755
  18               7.285          68           1.631           18          8.285          68         1.709
  19               7.053          69           1.594           19          8.022          69         1.665
  20               6.829          70           1.557           20          7.767          70         1.623
  21               6.611          71           1.521           21          7.520          71         1.581
  22               6.399          72           1.487           22          7.279          72         1.542
  23               6.193          73           1.455           23          7.045          73         1.504
  24               5.993          74           1.424           24          6.817          74         1.469
  25               5.800          75           1.395           25          6.597          75         1.435
  26               5.611          76           1.368           26          6.382          76         1.404
  27               5.429          77           1.342           27          6.174          77         1.374
  28               5.252          78           1.318           28          5.972          78         1.346
  29               5.081          79           1.295           29          5.776          79         1.320
  30               4.916          80           1.273           30          5.585          80         1.295
  31               4.755          81           1.253           31          5.401          81         1.271
  32               4.600          82           1.233           32          5.223          82         1.249
  33               4.450          83           1.214           33          5.050          83         1.228
  34               4.305          84           1.197           34          4.882          84         1.209
  35               4.165          85           1.181           35          4.721          85         1.191
  36               4.030          86           1.166           36          4.564          86         1.174
  37               3.900          87           1.153           37          4.413          87         1.158
  38               3.775          88           1.140           38          4.268          88         1.144
  39               3.665          89           1.128           39          4.128          89         1.131
  40               3.540          90           1.116           40          3.993          90         1.118
  41               3.430          91           1.104           41          3.864          91         1.105
  42               3.325          92           1.093           42          3.739          92         1.093
  43               3.225          93           1.081           43          3.620          93         1.081
  44               3.128          94           1.069           44          3.505          94         1.069
  45               3.036          95           1.056           45          3.394          95         1.056
  46               2.947          96           1.042           46          3.287          96         1.042
  47               2.861          97           1.028           47          3.184          97         1.028
  48               2.779          98           1.013           48          3.084          98         1.013
  49               2.699          99           1.000           49          2.989          99         1.000

THE FOLLOWING FINANCIAL STATEMENTS OF SEPARATE ACCOUNT THREE OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA AND THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA FOR THE PERIOD ENDED SEPTEMBER 30, 1996 ARE UNAUDITED.

                           SEPARATE ACCOUNT THREE OF
            THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                      STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 1996 (Unaudited)

                                                                         MANULIFE SERIES  FUND INC
                                          -------------------------------------------------------------------------------------
                                          EMERGING GROWTH                REAL ESTATE   BALANCED    CAPITAL GROWTH
                                               EQUITY      COMMON STOCK   SECURITIES    ASSETS         BOND        MONEY-MARKET
                                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          ---------------  ------------  -----------  -----------  --------------  ------------
Investment in Manulife Series Fund, Inc.
at market value
 Emerging Growth Equity Fund,               $47,939,490
  2,279,998 shares (cost $48,423,350)
 Common Stock Fund,                                        $25,119,781
  1,317,870 shares (cost $20,913,546)
 Real Estate Securities Fund,                                            $13,516,354
  844,657 shares (cost $12,145,299)
 Balanced Assets Fund,                                                                 $30,351,786
  1,737,128 shares (cost $27,368,879)
 Capital Growth Bond Fund,                                                                           $13,710,082
  1,221,007 shares (cost $13,500,879)
 Money Market Fund,                                                                                                 $16,913,522
  1,585,607 shares (cost $17,517,647)
 International Fund,
  687,791 shares (cost $7,432,197)
 Pacific Rim Emerging Markets Fund,
  444,092 shares (cost $4,736,296)
 Equity Index Fund,
  240,592 shares (cost $2,486,917)

Investment in NASL Series Trust
 at market  value
 Equity Trust
  239,487 shares (cost $4,973,862)
 Value Equity Trust
  228,181 shares (cost $3,180,788)
 Growth and Income Trust
  186,771 shares (cost $3,255,123)
 U.S. Government Securities Trust
  93,147 shares (cost $1,210,093)
 Conservative Asset Allocation Trust
  22,539 shares (cost $263,758)
 Moderate Asset Allocation Trust
  29,852 shares (cost $363,308)
 Aggressive Asset Allocation Trust
  44,487 shares (cost $558,510)
                                            -----------    -----------   -----------   -----------   -----------    -----------
                                             47,939,490     25,119,781    13,516,354    30,351,786    13,710,082     16,913,522
Receivable for Policy -related
 Transactions                                    46,495         35,692         2,876        27,102       (27,540)        (2,213)
                                            -----------    -----------   -----------   -----------   -----------    -----------
NET ASSETS                                  $47,985,985    $25,155,473   $13,519,230   $30,378,888   $13,682,542    $16,911,309
                                            ===========    ===========   ===========   ===========   ===========    ===========
Units Outstanding                             1,351,174      1,004,921       488,284     1,423,606       724,147      1,033,118
                                            ===========    ===========   ===========   ===========   ===========    ===========
Net asset value per unit                         $35.51         $25.03        $27.69        $21.34        $18.89         $16.37
                                            ===========    ===========   ===========   ===========   ===========    ===========




                                                    MANULIFE SERIES  FUND INC                      NASL SERIES TRUST
                                          --------------------------------------------    -------------------------------------
                                                           PACIFIC RIM                                   *VALUE       *GROWTH
                                          INTERNATIONAL  EMERGING MARKETS  *EQUITY INDEX    *EQUITY      EQUITY     AND INCOME
                                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                          -------------  ----------------  -------------  -----------  -----------  -----------

Investment in Manulife Series Fund, Inc.
at market  value
 Emerging Growth Equity Fund,
  2,279,998 shares (cost $48,423,350)
 Common Stock Fund,
  1,317,870 shares (cost $20,913,546)
 Real Estate Securities Fund,
  844,657 shares (cost $12,145,299)
 Balanced Assets Fund,
  1,737,128 shares (cost $27,368,879)
 Capital Growth Bond Fund,
  1,221,007 shares (cost $13,500,879)
 Money Market Fund,
  1,585,607 shares (cost $17,517,647)
 International Fund,                       $7,754,426
  687,791 shares (cost $7,432,197)
 Pacific Rim Emerging Markets Fund,                        $4,974,177
  444,092 shares (cost $4,736,296)
 Equity Index Fund,                                                        $2,558,579
  240,592 shares (cost $2,486,917)

 Investment in NASL Series Trust
  at market  value
 Equity Trust                                                                             $5,115,939
  239,487 shares (cost $4,973,862)
 Value Equity Trust                                                                                    $3,296,739
  228,181 shares (cost $3,180,788)
 Growth and Income Trust                                                                                            $3,335,078
  186,771 shares (cost $3,255,123)
 U.S. Government Securities Trust
  93,147 shares (cost $1,210,093)
 Conservative Asset Allocation Trust
  22,539 shares (cost $263,758)
 Moderate Asset Allocation Trust
  29,852 shares (cost $363,308)
 Aggressive Asset Allocation Trust
  44,487 shares (cost $558,510)
                                           ----------      ----------      ----------     ----------   ----------   ----------
                                            7,754,426       4,974,177       2,558,579      5,115,939    3,296,739    3,335,078
Receivable for Policy -related
 Transactions                                  25,624           3,627          98,363          1,902       11,890          644
                                           ----------      ----------      ----------     ----------   ----------   ----------
NET ASSETS                                 $7,780,050      $4,977,804      $2,656,942     $5,117,841   $3,308,629   $3,335,722
                                           ==========      ==========      ==========     ==========   ==========   ==========
Units Outstanding                             676,732         435,816         249,872        476,513      309,524      308,161
                                           ==========      ==========      ==========     ==========   ==========   ==========
Net asset value per unit                       $11.50          $11.42          $10.63         $10.74       $10.69       $10.82
                                           ==========      ==========      ==========     ==========   ==========   ==========



                                                                         NASL SERIES TRUST
                                          -------------------------------------------------------------------------

                                          *U.S. GOVERNMENT    *CONSERVATIVE        *MODERATE         *AGGRESSIVE
                                              SECURITIES     ASSET ALLOCATION   ASSET ALLOCATION   ASSET ALLOCATION
                                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       TOTAL

                                          ----------------   ----------------   ----------------   ----------------  -----------
Investment in Manulife Series Fund, Inc.
at market  value
 Emerging Growth Equity Fund,                                                                                        $47,939,490
  2,279,998 shares (cost $48,423,350)
 Common Stock Fund,                                                                                                   25,119,781
  1,317,870 shares (cost $20,913,546)
 Real Estate Securities Fund,                                                                                         13,516,354
  844,657 shares (cost $12,145,299)
 Balanced Assets Fund,                                                                                                30,351,786
  1,737,128 shares (cost $27,368,879)
 Capital Growth Bond Fund,                                                                                            13,710,082
  1,221,007 shares (cost $13,500,879)
 Money Market Fund,                                                                                                   16,913,522
  1,585,607 shares (cost $17,517,647)
 International Fund,                                                                                                   7,754,426
  687,791 shares (cost $7,432,197)
 Pacific Rim Emerging Markets Fund,                                                                                    4,974,177
  444,092 shares (cost $4,736,296)
 Equity Index Fund,                                                                                                    2,558,579
  240,592 shares (cost $2,486,917)
 Investment in NASL Series Trust
  at market  value
 Equity Trust                                                                                                          5,115,939
  239,487 shares (cost $4,973,862)
 Value Equity Trust                                                                                                    3,296,739
  228,181 shares (cost $3,180,788)
 Growth and Income Trust                                                                                               3,335,078
  186,771 shares (cost $3,255,123)
 U.S. Government Securities Trust            $1,209,333                                                                1,209,333
  93,147 shares (cost $1,210,093)
 Conservative Asset Allocation Trust                             $253,814                                                253,814
  22,539 shares (cost $263,758)
 Moderate Asset Allocation Trust                                                   $357,740                              357,740
  29,852 shares (cost $363,308)
 Aggressive Asset Allocation Trust                                                                   $568,803            568,803
  44,487 shares (cost $558,510)
                                             ----------          --------          --------          --------       ------------
                                              1,209,333           253,814           357,740           568,803        176,975,643
Receivable for Policy -related
 Transactions                                      (290)              (23)              185             1,075            225,409
                                             ----------          --------          --------          --------       ------------
NET ASSETS                                   $1,209,043          $253,791          $357,925          $569,878       $177,201,052
                                             ==========          ========          ========          ========       ============
Units Outstanding                               121,159            24,935            34,838            54,768
                                             ==========          ========          ========          ========
Net asset value per unit                          $9.98            $10.18            $10.27            $10.41
                                             ==========          ========          ========          ========

* Reflects the period from commencement of operations February 14, 1996 through September 30, 1996

  See accompanying notes.

                           SEPARATE ACCOUNT THREE OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENT OF OPERATIONS
                  PERIOD ENDED SEPTEMBER 30, 1996 (UNAUDITED)




                                                                          MANULIFE SERIES FUND INC
                                                 -------------------------------------------------------------------------
                                                    EMERGING                              REAL ESTATE
                                                 GROWTH EQUITY        COMMON STOCK        SECURITIES       BALANCED ASSETS
                                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                 -------------       -------------       ------------      ---------------
Net Investment Income: Dividends                   $ 4,762,788       $   255,191          $   726,499        $ 1,124,361

Realized and unrealized gain (loss)
  from security transactions:
  Proceeds from sales                                3,285,457           697,397              573,619          1,694,589
  Cost of securities sold                            2,771,946           575,375              553,549          1,549,853
                                                   -----------       -----------          -----------        -----------
Net realized gain (loss)                               513,511           122,022               20,070            144,736
                                                   -----------       -----------          -----------        -----------

Unrealized appreciation (depreciation)
  of Investments
  Beginning of Year                                  4,794,911         2,295,941              748,034          2,693,376
  End of Period                                       (483,860)        4,206,235            1,371,055          2,982,907
                                                   -----------       -----------          -----------        -----------
Net unrealized depreciation
  during the period                                 (5,278,771)        1,910,294              623,021            289,531
                                                   -----------       -----------          -----------        -----------
Net realized and unrealized  gain (loss)
  on investments                                    (4,765,260)        2,032,316              643,091            434,267
                                                   -----------       -----------          -----------        -----------
Net increase (decrease) in net
assets derived from operations                     $    (2,472)      $ 2,287,507          $ 1,369,590        $ 1,558,628
                                                   ===========       ===========          ===========        ===========




                                               CAPITAL                                              PACIFIC RIM
                                             GROWTH BOND      MONEY-MARKET     INTERNATIONAL     EMERGING MARKETS    *EQUITY INDEX
                                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                            -------------     -------------     ------------     ----------------    --------------
Net Investment Income: Dividends            $       498       $   676,573      $    17,405        $      5,570       $        0

Realized and unrealized gain (loss)
  from security transactions:
  Proceeds from sales                         1,142,148        14,068,931          253,088             358,693          142,025
  Cost of securities sold                     1,214,395        13,357,768          220,322             303,239          138,134
                                            -----------       -----------      -----------         -----------        ---------
Net realized gain (loss)                        (72,247)          711,163           32,766              55,454            3,891
                                            -----------       -----------      -----------         -----------        ---------

Unrealized appreciation (depreciation)
  of Investments
  Beginning of Year                             153,798           233,720           99,777              88,856                0
  End of Period                                 209,203          (604,125)         322,229             237,881           71,662
                                            -----------       -----------      -----------         -----------        ---------
Net unrealized depreciation
  during the period                              55,405          (837,845)         222,452             149,025           71,662
                                            -----------       -----------      -----------         -----------        ---------
Net realized and unrealized  gain (loss)
  on investments                                (16,842)         (126,682)         255,218             204,479           75,553
                                            -----------       -----------      -----------         -----------        ---------
Net increase (decrease) in net
assets derived from operations              $   (16,344)       $  549,891      $   272,623         $   210,049        $  75,553
                                            ===========       ===========      ===========         ===========        =========




                                                                           NASL SERIES TRUST
                                                 -------------------------------------------------------------------------
                                                                        *VALUE             *GROWTH        *U.S. GOVERNMENT
                                                    *EQUITY              EQUITY           AND INCOME          SECURITIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                 -------------       -------------       ------------      ---------------
Net Investment Income: Dividends                   $    26,181        $    8,790           $    1,952        $    26,995

Realized and unrealized gain (loss)
  from security transactions:
  Proceeds from sales                                   21,177           156,834               34,273             88,792
  Cost of securities sold                               21,417           134,296                9,306             92,449
                                                   -----------       -----------          -----------        -----------
Net realized gain (loss)                                 (240)            22,538               24,967            (3,657)
                                                   -----------       -----------          -----------        -----------
Unrealized appreciation (depreciation)
  of Investments
  Beginning of Year                                          0                 0                    0                  0
  End of Period                                        142,077           115,951               79,955              (760)
                                                   -----------       -----------          -----------        -----------
Net unrealized depreciation
  during the period                                    142,077           115,951               79,955              (760)
                                                   -----------       -----------          -----------        -----------
Net realized and unrealized  gain (loss)
  on investments                                       141,837           138,489              104,922            (4,417)
Net increase (decrease) in net
assets derived from operations                     $   168,018       $   147,279          $   106,874         $   22,578
                                                   ===========       ===========          ===========        ===========




                                                 *CONSERVATIVE        *MODERATE           *AGGRESSIVE
                                               ASSET ALLOCATION    ASSET ALLOCATION    ASSET ALLOCATION
                                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           TOTAL
                                               ----------------    ----------------    ----------------    ---------------
Net Investment Income: Dividends                   $     8,660       $     2,105          $    11,072        $ 7,654,640

Realized and unrealized gain (loss)
  from security transactions:
  Proceeds from sales                                   18,218            16,323               52,562         22,604,126
  Cost of securities sold                               11,494             2,140               52,251         21,007,934
                                                   -----------       -----------          -----------        -----------
Net realized gain (loss)                                 6,724            14,183                  311          1,596,192
                                                   -----------       -----------          -----------        -----------
Unrealized appreciation (depreciation)
  of Investments
  Beginning of Year                                          0                 0                    0         11,108,413
  End of Period                                        (9,944)           (5,568)               10,293          8,645,191
                                                   -----------       -----------          -----------        -----------
Net unrealized depreciation
  during the period                                     (9,944)           (5,568)              10,293         (2,463,222)
                                                   -----------       -----------          -----------        -----------
Net realized and unrealized  gain (loss)
  on investments                                        (3,220)            8,615               10,604           (867,030)
                                                   -----------       -----------          -----------        -----------
Net increase (decrease) in net
assets derived from operations                     $     5,440       $    10,720          $    21,676        $ 6,787,610
                                                   ===========       ===========          ===========        ===========


* Reflects the period from commencement of operations February 14, 1996 through September 30, 1996.

                           SEPARATE ACCOUNT THREE OF
            THE MANUFACTURERS  LIFE  INSURANCE  COMPANY  OF  AMERICA
                       STATEMENT OF CHANGES IN NET ASSETS
       PERIOD ENDED SEPTEMBER 30, 1996 and DECEMBER 31, 1995 (Unaudited)


                                                                           MANULIFE SERIES FUND INC
                                               ------------------------------------------------------------------------------
                                                        EMERGING GROWTH                                COMMON STOCK
                                                       EQUITY SUB-ACCOUNT                               SUB-ACCOUNT
                                               ----------------------------------          ----------------------------------
                                               PERIOD ENDED            YEAR ENDED          PERIOD ENDED            YEAR ENDED
                                                SEPT. 30/96            DEC. 31/95           SEPT. 30/96            DEC. 31/95
                                               ------------           -----------          ------------           -----------
FROM OPERATIONS
Net investment income (loss)                    $ 4,762,788           $   721,489           $   255,191           $         0
Net realized gain (loss)                            513,511               206,155               122,022                (6,193)
Unrealized  appreciation (depreciation)
  of investments during the period
Increase (decrease) in net assets
  derived from operations                        (5,278,771)            4,716,823             1,910,294             2,734,230
                                                -----------           -----------           -----------           -----------
                                                     (2,472)            5,644,467             2,287,507             2,728,037
                                                -----------           -----------           -----------           -----------


FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                       16,984,332            15,025,111             7,299,290             6,620,667
  Transfer on death                                       0              (202,957)                    0                     0
  Transfer of terminations                       (3,386,826)           (3,281,049)           (1,622,836)           (1,485,111)
  Transfer of policy loans                         (501,398)             (390,119)              (93,992)             (349,518)
  Net interfund transfers                            45,826             3,663,152             1,622,756             2,202,823

                                                -----------           -----------           -----------           -----------
                                                 13,141,934            14,814,138             7,205,218             6,988,861
                                                -----------           -----------           -----------           -----------
Net increase in net assets                       13,139,462            20,458,605             9,492,725             9,716,898

NET ASSETS
  Beginning of Year                              34,846,523            14,387,918            15,662,748             5,945,850
                                                -----------           -----------           -----------           -----------
  End of Period                                 $47,985,985           $34,846,523           $25,155,473           $15,662,748
                                                ===========           ===========           ===========           ===========



                                                                          MANULIFE SERIES FUND INC
                                               ------------------------------------------------------------------------------
                                                     REAL ESTATE SECURITIES                         BALANCED ASSETS
                                                           SUB-ACCOUNT                                SUB-ACCOUNT
                                               ----------------------------------          ----------------------------------
                                               PERIOD ENDED            YEAR ENDED          PERIOD ENDED            YEAR ENDED
                                                SEPT. 30/96            DEC. 31/95           SEPT. 30/96            DEC. 31/95
                                               ------------           -----------          ------------           -----------
FROM OPERATIONS
Net investment income (loss)                    $   726,499           $   142,066           $ 1,124,361           $    24,806
Net realized gain (loss)                             20,070               (18,103)              144,736               (29,726)
Unrealized  appreciation (depreciation)
  of investments during the period
Increase (decrease) in net assets
  derived from operations                           623,021             1,028,578               289,531             3,757,506
                                                -----------           -----------           -----------           -----------
                                                  1,369,590             1,152,541             1,558,628             3,752,586
                                                -----------           -----------           -----------           -----------


FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                        3,402,476             4,344,151             8,219,368             7,806,794
  Transfer on death                                       0                     0                     0                     0
  Transfer of terminations                         (984,300)           (1,139,201)           (1,913,420)           (1,853,986)
  Transfer of policy loans                          (45,916)              (80,626)             (201,490)             (304,332)
  Net interfund transfers                           219,930                42,920              (417,936)            1,681,177

                                                -----------           -----------           -----------           -----------
                                                  2,592,190             3,167,244             5,686,522             7,329,653
                                                -----------           -----------           -----------           -----------
Net increase in net assets                        3,961,780             4,319,785             7,245,150            11,082,239

NET ASSETS
  Beginning of Year                               9,557,450             5,237,665            23,133,738            12,051,499
                                                -----------           -----------           -----------           -----------
  End of Period                                 $13,519,230           $ 9,557,450           $30,378,888           $23,133,738
                                                ===========           ===========           ===========           ===========



                                                                             MANULIFE SERIES FUND INC
                                               ------------------------------------------------------------------------------
                                                          CAPITAL GROWTH                              MONEY-MARKET
                                                         BOND SUB-ACCOUNT                              SUB-ACCOUNT
                                               ----------------------------------          ----------------------------------
                                               PERIOD ENDED            YEAR ENDED          PERIOD ENDED            YEAR ENDED
                                                SEPT. 30/96            DEC. 31/95           SEPT. 30/96            DEC. 31/95
                                               ------------           -----------          ------------           -----------
FROM OPERATIONS
Net investment income (loss)                    $       498           $   726,517           $   676,573           $       468
Net realized gain (loss)                            (72,247)              (31,655)              711,163               215,301
Unrealized  appreciation (depreciation)
  of investments during the period
Increase (decrease) in net assets
  derived from operations                            55,405               696,780              (837,845)              308,730
                                                -----------           -----------           -----------           -----------
                                                    (16,344)            1,391,642               549,891               524,499
                                                -----------           -----------           -----------           -----------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                        3,714,654             3,332,849            18,870,472            17,598,898
  Transfer on death                                       0                                           0
  Transfer of terminations                         (891,643)             (716,686)           (2,010,894)           (1,962,294)
  Transfer of policy loans                          (21,166)             (159,472)              (34,762)              (66,223)
  Net interfund transfers                           422,889             1,564,644           (13,488,785)          (10,196,735)

                                                -----------           -----------           -----------           -----------
                                                  3,224,734             4,021,335             3,336,031             5,373,646
                                                -----------           -----------           -----------           -----------
Net increase in net assets                        3,208,390             5,412,977             3,885,922             5,898,145

                                                                             MANULIFE SERIES FUND INC
                                               ------------------------------------------------------------------------------
                                                          CAPITAL GROWTH                              MONEY-MARKET
                                                         BOND SUB-ACCOUNT                              SUB-ACCOUNT
                                               ----------------------------------          ----------------------------------
                                               PERIOD ENDED            YEAR ENDED          PERIOD ENDED            YEAR ENDED
                                                SEPT. 30/96            DEC. 31/95           SEPT. 30/96            DEC. 31/95
                                               ------------           -----------          ------------           -----------
NET ASSETS
  Beginning of Year                              10,474,152             5,061,175            13,025,387             7,127,242
                                                -----------           -----------           -----------           -----------
  End of Period                                 $13,682,542           $10,474,152           $16,911,309           $13,025,387
                                                ===========           ===========           ===========           ===========



                                                                            MANULIFE SERIES FUND INC
                                          ----------------------------------------------------------------------------------------
                                                                                            PACIFIC RIM
                                                   INTERNATIONAL                          EMERGING MARKETS           *EQUITY INDEX
                                                    SUB-ACCOUNT                             SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------------       -------------------------------       -------------
                                          PERIOD ENDED       PERIOD ENDED       PERIOD ENDED       PERIOD ENDED       PERIOD ENDED
                                           SEPT. 30/96         DEC. 31/95        SEPT. 30/96         DEC. 31/95        SEPT. 30/96
                                          ------------       ------------       ------------        -----------       -------------
FROM OPERATIONS
Net investment income (loss)               $    17,405        $    59,169        $     5,570        $    19,281       $          0
Net realized gain (loss)                        32,766              9,897             55,454              6,582              3,891
Unrealized  appreciation (depreciation)
  of investments during the period
Increase (decrease) in net assets
  derived from operations                      222,452            103,183            149,025             97,489             71,662
                                           -----------        -----------        -----------        -----------        -----------
                                               272,623            172,249            210,049            123,352             75,553
                                           -----------        -----------        -----------        -----------        -----------


FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                   3,064,951          1,353,292          1,915,966            812,122          1,949,583
  Transfer on death                                  0                                     0                                     0
  Transfer of terminations                    (363,237)          (180,239)          (231,746)          (131,282)           (67,724)
  Transfer of policy loans                     (24,975)            (2,743)           (31,059)            (3,509)                 0
  Net interfund transfers                    2,296,320            863,795          1,446,837            622,581            699,530

                                           -----------        -----------        -----------        -----------        -----------
                                             4,973,059          2,034,105          3,099,998          1,299,912          2,581,389
                                           -----------        -----------        -----------        -----------        -----------
Net increase in net assets                   5,245,682          2,206,354          3,310,047          1,423,264          2,656,942

NET ASSETS
  Beginning of Year                          2,534,368            328,014          1,667,757            244,493                  0
                                           -----------        -----------        -----------        -----------        -----------
  End of Period                            $ 7,780,050        $ 2,534,368        $ 4,977,804        $ 1,667,757         $2,656,942
                                           ===========        ===========        ===========        ===========        ===========



                                                                             NASL SERIES TRUST
                                               --------------------------------------------------------------------------------
                                                                        *VALUE                *GROWTH          *U.S. GOVERNMENT
                                                  *EQUITY               EQUITY              AND INCOME             SECURITIES
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                               ------------          ------------          ------------        ----------------
                                               PERIOD ENDED          PERIOD ENDED          PERIOD ENDED          PERIOD ENDED
                                                SEPT. 30/96           SEPT. 30/96           SEPT. 30/96           SEPT. 30/96
                                               ------------          ------------          ------------        ----------------
FROM OPERATIONS
Net investment income (loss)                   $     26,181           $     8,790           $     1,952           $    26,995
Net realized gain (loss)                               (240)               22,538                24,967                (3,657)
Unrealized  appreciation (depreciation)
  of investments during the period
Increase (decrease) in net assets
  derived from operations                           142,077               115,951                79,955                  (760)
                                                -----------           -----------           -----------           -----------
                                                    168,018               147,279               106,874                22,578
                                                -----------           -----------           -----------           -----------


FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                        2,585,524             1,793,203               982,709               451,282
  Transfer on death                                       0                     0                     0                     0
  Transfer of terminations                         (125,831)              (70,356)              (41,719)              (19,545)
  Transfer of policy loans                          (20,491)               (1,735)                    0               (30,576)
  Net interfund transfers                         2,510,621             1,440,238             2,287,858               785,304

                                                -----------           -----------           -----------           -----------
                                                  4,949,823             3,161,350             3,228,848             1,186,465
                                                -----------           -----------           -----------           -----------
Net increase in net assets                        5,117,841             3,308,629             3,335,722             1,209,043

NET ASSETS
  Beginning of Year                                       0                     0                     0                     0
                                                -----------           -----------           -----------           -----------
  End of Period                                 $ 5,117,841           $ 3,308,629           $ 3,335,722           $ 1,209,043
                                                ===========           ===========           ===========           ===========

                                                                  NASL SERIES TRUST
                                            -----------------------------------------------------------
                                               *CONSERVATIVE          *MODERATE            *AGGRESSIVE
                                             ASSET ALLOCATION      ASSET ALLOCATION     ASSET ALLOCATION
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             ----------------      ----------------     ----------------
                                               PERIOD ENDED          PERIOD ENDED          PERIOD ENDED
                                                SEPT. 30/96           SEPT. 30/96           SEPT. 30/96
                                             ----------------      ---------------      ----------------
FROM OPERATIONS
Net investment income (loss)                     $    8,660            $    2,105           $    11,072
Net realized gain (loss)                              6,724                14,183                   311
Unrealized  appreciation (depreciation)
  of investments during the period
Increase (decrease) in net assets
  derived from operations                            (9,944)               (5,568)               10,293
                                                -----------           -----------           -----------
                                                      5,440                10,720                21,676
                                                -----------           -----------           -----------



                                                                  NASL SERIES TRUST
                                            -----------------------------------------------------------
                                               *CONSERVATIVE          *MODERATE            *AGGRESSIVE
                                             ASSET ALLOCATION      ASSET ALLOCATION     ASSET ALLOCATION
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             ----------------      ----------------     ----------------
                                               PERIOD ENDED          PERIOD ENDED          PERIOD ENDED
                                                SEPT. 30/96           SEPT. 30/96           SEPT. 30/96
                                             ----------------      ---------------      ----------------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                          126,544               223,819               282,023
  Transfer on death                                       0                     0                     0
  Transfer of terminations                          (22,387)              (12,150)              (34,611)
  Transfer of policy loans                                0                     0                     0
  Net interfund transfers                           144,194               135,536               300,790

                                                -----------           -----------           -----------
                                                    248,351               347,205               548,202
                                                -----------           -----------           -----------
Net increase in net assets                          253,791               357,925               569,878

NET ASSETS
  Beginning of Year                                       0                     0                     0
                                                -----------           -----------           -----------
  End of Period                                 $   253,791           $   357,925           $   569,878
                                                ===========           ===========           ===========



                                                            TOTAL
                                               ----------------------------------
                                               PERIOD ENDED            YEAR ENDED
                                                SEPT. 30/96            DEC. 31/95
                                               ------------           -----------
FROM OPERATIONS
Net investment income (loss)                  $   7,654,640          $  1,693,796
Net realized gain (loss)                      $   1,596,192               352,258
Unrealized  appreciation (depreciation)
  of investments during the period
Increase (decrease) in net assets
  derived from operations                     $  (2,463,222)           13,443,319
                                              -------------          ------------
                                              $   6,787,610            15,489,373
                                              -------------          ------------


FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                    $  71,866,196            56,893,884
  Transfer on death                           $           0              (202,957)
  Transfer of terminations                    $ (11,799,225)          (10,749,848)
  Transfer of policy loans                    $  (1,007,560)           (1,356,542)
  Net interfund transfers                     $     451,908               444,357

                                              -------------          ------------
                                              $  59,511,319            45,028,894
                                              -------------          ------------
Net increase in net assets                    $  66,298,929            60,518,267

NET ASSETS
  Beginning of Year                           $ 110,902,123            50,383,856
                                              -------------          ------------
  End of Period                               $ 177,201,052          $110,902,123
                                              =============          ============

* Reflects the period from commencement of operations February 14, 1996 through September 30, 1996.

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                         Notes to Financial Statements

                               September 30, 1996


1.   ORGANIZATION

Separate Account Three of The Manufacturers Life Insurance Company of America (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account is currently comprised of sixteen investment sub-accounts, nine investment sub-accounts for Manulife Series Fund, Inc., and seven investment sub-accounts for NASL Series Trust, available for allocation of net premiums under certain variable life insurance policies issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America").

The Separate Account was established by Manufacturers Life of America, a wholly-owned subsidiary of Manulife Reinsurance Corporation (U.S.A.)(the Parent), (formerly The Manufacturers Life Insurance Company of Michigan), as a separate investment account on February 6, 1987. The parent is a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a mutual life insurance company based in Toronto, Canada.

The assets of the Separate Accounts are the property of The Manufacturers Life of America. The portion of the Separate Account's assets applicable to the Policies will not be chargeable with liabilities arising out of any other business Manufacturers Life of America may conduct.

The net assets may not be less than the amount required under state insurance law to provide for death (without regard to the minimum death benefit guarantee) and other Policy benefits.

Additional assets are held in The Manufacturers Life of America's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of its financial statements:

a. Valuation of Investments - Investments are made among the nine Funds of Manulife Series Fund, Inc. and among the seven Funds of the NASL Series Trust and are valued at the reported net asset values of these Funds. Transactions are recorded on the trade date. Net investment income and net realized and unrealized gain (loss) on investments in Manulife Series Fund, Inc. are reinvested.

b. Realized gains and losses on the sale of investments are computed on the first-in, first-out basis.

c.   Dividend income is recorded on the ex-dividend date.

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                   Notes to Financial Statements (continued)



2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

d. Federal Income Taxes - Manufacturers Life of America, the Separate Account's sponsor, is taxed as a "life insurance company" under the Internal Revenue Code. Under these provisions of the Code, the operations of the Separate Account form part of the sponsor's total operations and are not taxed separately.

The current year's operations of the Separate Account are not expected to affect the sponsor's tax liabilities and, accordingly, no charges were made against the Separate Account for federal, state and local taxes. However, in the future, should the sponsor incur significant tax liabilities related to Separate Account operations, it intends to make a charge or establish a provision within the Separate Account for such taxes.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   PREMIUM DEDUCTIONS

Manufacturers Life of America deducts certain charges for state, local, and federal taxes from the gross premium before placing the remaining net premiums in the sub-accounts.

4.   PURCHASES AND SALES OF MANULIFE SERIES FUND, INC. SHARES

Purchases and sales of the shares of common stock of Manulife Series Fund, Inc. for the period ended September 30, 1996 were $91,413,758 and $22,604,126 respectively, and for the year ended December 31, 1995 were $58,905,751 and $13,953,509.

5.   RELATED PARTY TRANSACTIONS

ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. Registered representatives are compensated on a commission basis.

Manufacturers Life of America has a formal service agreement with its affiliate, Manulife Financial, which can be terminated by either party upon two months' notice. Under this Agreement, Manufacturers Life of America pays for legal, actuarial, investment and certain other administrative services.

THE FOLLOWING FINANCIAL STATEMENTS OF SEPARATE ACCOUNT THREE OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA FOR THE PERIOD ENDED DECEMBER 31, 1995 ARE AUDITED.

Report of Independent Auditors


To the Board of Directors
The Manufacturers Life Insurance
     Company of America

We have audited the accompanying statement of assets and liabilities of Separate Account Three of The Manufacturers Life Insurance Company of America (comprising, respectively, the Emerging Growth Equity Sub-Account, Common Stock Sub-Account, Real Estate Securities Sub-Account, Balanced Assets Sub-Account, Capital Growth Bond Sub-Account, Money Market Sub-Account, International Sub-Account and Pacific Rim Emerging Markets Sub-Account) as of December 31, 1995, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the periods presented herein. These financial statements are the responsibility of The Manufacturers Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account Three of The Manufacturers Life Insurance Company of America at December 31, 1995, the results of its operations for the year then ended and the changes in its net assets for each of the periods presented herein, in conformity with generally accepted accounting principles.


                                                   Ernst & Young LLP


February 2, 1996                                   ERNST & YOUNG LLP
Philadelphia, Pennsylvania

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                      Statement of Assets and Liabilities

                               December 31, 1995


                                                                                                  REAL ESTATE
                                                   EMERGING GROWTH          COMMON STOCK          SECURITIES      BALANCED ASSETS
                                                  EQUITY SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                                  ------------------        ------------          -----------     ---------------
ASSETS
Investment in Manulife Series Fund, Inc.--
  at market value:
    Emerging Growth Equity Fund,
      1,503,318 shares (cost $29,944,573)            $34,739,484
    Common Stock Fund,
      899,788 shares (cost $13,242,646)                                     $15,538,587
    Real Estate Securities Fund,
      632,442 shares (cost $8,803,902)                                                             $9,551,936
    Balanced Assets Fund,
      1,347,671 shares (cost $20,423,372)                                                                           $23,116,748
    Capital Growth Bond Fund,
      925,335 shares (cost $10,299,253)
    Money Market Fund,
      1,065,704 shares (cost $11,317,951)
    International Fund,
      232,902 shares (cost $2,384,926)
    Pacific Rim Emerging Markets Fund,
      154,166 shares (cost $1,507,605)
                                                     -----------            -----------            ----------       -----------
                                                      34,739,484             15,538,587             9,551,936        23,116,748

Receivable for policy-related
  transactions                                           107,039                124,161                 5,514            16,990
                                                     -----------            -----------            ----------       -----------

Net assets                                           $34,846,523            $15,662,748            $9,557,450       $23,133,738
                                                     ===========            ===========            ==========       ===========
Units outstanding                                        994,478                697,983               386,785         1,147,507
                                                     ===========            ===========            ==========       ===========
Net asset value per unit                             $     35.04            $     22.44            $    24.71       $     20.16
                                                     ===========            ===========            ==========       ===========

See accompanying notes.

                                                                                                     PACIFIC RIM
                                                CAPITAL GROWTH     MONEY MARKET    INTERNATIONAL   EMERGING MARKETS
                                               BOND SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT           TOTAL
                                               ----------------    ------------    -------------   ----------------         -----
ASSETS
Investment in Manulife Series Fund, Inc.--
 at market value:
  Emerging Growth Equity Fund,
   1,503,318 shares (cost $29,944,573)                                                                                  $34,739,484
  Common Stock Fund,
   899,788 shares (cost $13,242,646)                                                                                     15,538,587
  Real Estate Securities Fund,
   632,442 shares (cost $8,803,902)                                                                                       9,551,936
  Balanced Assets Fund,
   1,347,671 shares (cost $20,423,372)                                                                                   23,116,748
  Capital Growth Bond Fund,
   925,335 shares (cost $10,299,253)            $10,453,051                                                              10,453,051
  Money Market Fund,
   1,065,704 shares (cost $11,317,951)                             $11,551,671                                           11,551,671
  International Fund,
   232,902 shares (cost $2,384,926)                                                 $2,484,703                            2,484,703
  Pacific Rim Emerging Markets Fund,
   154,166 shares (cost $1,507,605)                                                                  $1,596,461           1,596,461
                                                -----------        -----------      ----------       ----------        ------------
                                                 10,453,051         11,551,671       2,484,703        1,596,461         109,032,641


Receivable for policy-related
  transactions                                       21,101          1,473,716          49,665           71,296           1,869,482
                                                -----------        -----------      ----------       ----------        ------------
Net assets                                      $10,474,152        $13,025,387      $2,534,368       $1,667,757        $110,902,123
                                                ===========        ===========      ==========       ==========        ============
Units outstanding                                   550,981            825,436         233,582          158,081
                                                ===========        ===========      ==========       ==========

Net asset value per unit                        $     19.01        $     15.78      $    10.85       $    10.55


                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                            Statement of Operations

                          Year ended December 31, 1995


                                                 EMERGING GROWTH      COMMON STOCK    REAL ESTATE SECURITIES    BALANCED ASSETS
                                                EQUITY SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                                ------------------    ------------    ----------------------    ---------------
Investment income:
  Dividend income                                  $  721,489        $       --           $  142,066              $   24,806
                                                   ----------        ----------           ----------              ----------
Realized and unrealized gain (loss) on
  investments:
    Realized gain (loss) from
     security transactions:
      Proceeds from sales                           1,274,886           798,694              812,232                 739,327
      Cost of securities sold                       1,068,731           804,887              830,335                 769,053
                                                   ----------        ----------           ----------              ----------
Net realized gain (loss)                              206,155            (6,193)             (18,103)                (29,726)
                                                   ----------        ----------           ----------              ----------

Unrealized appreciation (depreciation)
 of investments:
   Beginning of year                                   78,088          (438,289)            (280,544)             (1,064,130)
   End of year                                      4,794,911         2,295,941              748,034               2,693,376
                                                   ----------        ----------           ----------              ----------
Net unrealized appreciation during the year         4,716,823         2,734,230            1,028,578               3,757,506
                                                   ----------        ----------           ----------              ----------
Net realized and unrealized gain
  on investments                                    4,922,978         2,728,037            1,010,475               3,727,780
                                                   ----------        ----------           ----------              ----------
Net increase in net assets derived
  from operations                                  $5,644,467        $2,728,037           $1,152,541              $3,752,586
                                                   ==========        ==========           ==========              ==========

See accompanying notes.

                                                                                            PACIFIC RIM
                                            CAPITAL GROWTH   MONEY MARKET  INTERNATIONAL  EMERGING MARKETS
                                           BOND SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        TOTAL
                                           ----------------  ------------  -------------  ----------------     -----
Investment income:
  Dividend income                             $  726,517     $     468       $ 59,169         $  19,281    $ 1,693,796
                                              ----------     ---------       --------         ---------    -----------
Realized and unrealized gain (loss) on
  investments:
    Realized gain (loss) from
      security transactions:
        Proceeds from sales                      798,441     8,849,535        344,439           335,955     13,953,509
        Cost of securities sold                  830,096     8,634,234        334,542           329,373     13,601,251
                                              ----------     ---------       --------         ---------    -----------
Net realized gain (loss)                         (31,655)      215,301          9,897             6,582        352,258
                                              ----------     ---------       --------         ---------    -----------

Unrealized appreciation (depreciation)
  of investments:
    Beginning of year                           (542,982)      (75,010)        (3,406)           (8,633)    (2,334,906)
    End of year                                  153,798       233,720         99,777            88,856     11,108,413
                                              ----------     ---------       --------         ---------    -----------
Net unrealized appreciation during the year      696,780       308,730        103,183            97,489     13,443,319
                                              ----------     ---------       --------         ---------    -----------
Net realized and unrealized gain
  on investments                                 665,125       524,031        113,080           104,071     13,795,577
                                              ----------     ---------       --------         ---------    -----------
Net increase in net assets derived
  from operations                             $1,391,642     $ 524,499       $172,249         $ 123,352    $15,489,373
                                              ==========     =========       ========         =========    ===========

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                      Statements of Changes in Net Assets

                     Years ended December 31, 1995 and 1994


                                    EMERGING GROWTH               COMMON STOCK            REAL ESTATE SECURITIES
                                   EQUITY SUB-ACCOUNT             SUB-ACCOUNT                  SUB-ACCOUNT
                                   ------------------             ------------            ----------------------
                                YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                                DEC. 31/95    DEC. 31/94    DEC. 31/95    DEC. 31/94     DEC. 31/95    DEC. 31/94
                                ----------    ----------    ----------    ----------     ----------    ----------
FROM OPERATIONS
Investment income             $   721,489    $    43,907    $        --    $   267,928    $  142,066   $    75,896
Net realized gain (loss)          206,155        211,186         (6,193)         (341)       (18,103)       31,029
Unrealized appreciation
  (depreciation) of invest-
  ments during the year         4,716,823       (255,344)     2,734,230      (435,910)     1,028,578      (305,376)
                              -----------    -----------    -----------    ----------     ----------    ----------
Increase (decrease) in net
  assets derived from
  operations                    5,644,467           (251)     2,728,037      (168,323)     1,152,541      (198,451)
                              -----------    -----------    -----------    ----------     ----------    ----------

FROM CAPITAL TRANSACTIONS
Additions (deductions)
from:
  Transfer of net premiums     15,025,111     12,590,008      6,620,667     5,554,746      4,344,151     4,874,992
  Transfer on death              (202,957)            --             --            --             --            --
  Transfer of terminations     (3,281,049)    (1,565,370)    (1,485,111)     (649,516)    (1,139,201)     (663,869)
  Transfer of policy loans       (390,119)       (86,018)      (349,518)      (36,417)       (80,626)       (6,117)
  Net interfund transfers       3,663,152        823,390      2,202,823       421,280         42,920       318,546
                              -----------    -----------    -----------    ----------     ----------    ----------
                               14,814,138     11,762,010      6,988,861     5,290,093      3,167,244     4,523,552
                              -----------    -----------    -----------    ----------     ----------    ----------
Net increase in net assets     20,458,605     11,761,759      9,716,898     5,121,770      4,319,785     4,325,101

NET ASSETS
Beginning of year              14,387,918      2,626,159      5,945,850       824,080      5,237,665       912,564
                              -----------    -----------    -----------    ----------     ----------    ----------
End of year                   $34,846,523    $14,387,918    $15,662,748    $5,945,850     $9,557,450    $5,237,665
                              ===========    ===========    ===========    ==========     ==========    ==========

See accompanying notes.

                                      BALANCED ASSETS           CAPITAL GROWTH                  MONEY MARKET
                                       SUB-ACCOUNT              BOND SUB-ACCOUNT                SUB-ACCOUNT
                                      ---------------           ----------------                ------------
                                YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                DEC. 31/95    DEC. 31/94    DEC. 31/95    DEC. 31/94     DEC. 31/95     DEC. 31/94
                                ----------    ----------    ----------    ----------     ----------     ----------
FROM OPERATIONS
Investment income             $    24,806    $   603,014   $    726,517   $   311,297    $       468   $   186,610
Net realized gain (loss)          (29,726)        (1,270)       (31,655)        8,755        215,301        12,880
Unrealized appreciation
  (depreciation) of invest-
  ments during the year         3,757,506       (954,131)       696,780      (497,582)       308,730       (50,726)
                              -----------    -----------    -----------    ----------    -----------    ----------
Increase (decrease) in net
  assets derived from
  operations                    3,752,586       (352,387)     1,391,642      (177,530)       524,499       148,764
                              -----------    -----------    -----------    ----------    -----------    ----------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums      7,806,794      9,721,164      3,332,849     3,709,555     17,598,898     9,185,855
  Transfer on death                    --             --             --            --             --            --
  Transfer of terminations     (1,853,986)    (1,044,780)      (716,686)     (306,914)    (1,962,294)   (1,053,809)
  Transfer of policy loans       (304,332)      (153,402)      (159,472)      (57,452)       (66,223)         (110)
  Net interfund transfers       1,681,177        150,911      1,564,644      (184,732)   (10,196,735)   (1,923,048)
                              -----------    -----------    -----------    ----------    -----------    ----------
                                7,329,653      8,673,893      4,021,335     3,160,457      5,373,646     6,208,888
                              -----------    -----------    -----------    ----------    -----------    ----------
Net increase in net assets     11,082,239      8,321,506      5,412,977     2,982,927      5,898,145     6,357,652

NET ASSETS
Beginning of year              12,051,499      3,729,993      5,061,175     2,078,248      7,127,242       769,590
                              -----------    -----------    -----------    ----------    -----------    ----------
End of year                   $23,133,738    $12,051,499    $10,474,152    $5,061,175    $13,025,387    $7,127,242
                              ===========    ===========    ===========    ==========    ===========    ==========

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                Statements of Changes in Net Assets (continued)

                     Years ended December 31, 1995 and 1994


                                                                        PACIFIC RIM
                                         INTERNATIONAL               EMERGING MARKETS
                                          SUB-ACCOUNT                   SUB-ACCOUNT                     TOTAL
                                 ----------------------------   ---------------------------   ------------------------
                                 YEAR ENDED     *PERIOD ENDED   YEAR ENDED    *PERIOD ENDED   YEAR ENDED    YEAR ENDED
                                 DEC. 31/95      DEC. 31/94     DEC. 31/95     DEC. 31/94     DEC. 31/95    DEC. 31/94
                                 ----------     -------------   ----------    -------------   ----------    ----------
FROM OPERATIONS
Investment income               $   59,169        $    851     $   19,281       $     871   $  1,693,796   $ 1,490,374
Net realized gain (loss)             9,897              (2)         6,582            (57)        352,258       262,180
Unrealized appreciation
  (depreciation) of
  invest-ments during the
  year                             103,183          (3,406)        97,489         (8,633)     13,443,319    (2,511,108)
                                ----------        --------     ----------       --------    ------------   -----------
Increase (decrease) in net
  assets derived from
  operations                       172,249          (2,557)       123,352         (7,819)     15,489,373      (758,554)
                                ----------        --------     ----------       --------    ------------   -----------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums       1,353,292          73,368        812,122         41,337      56,893,884    45,751,025
  Transfer on death                     --              --             --             --        (202,957)            -
  Transfer of terminations        (180,239)         (4,461)      (131,282)        (2,998)    (10,749,848)   (5,291,717)
  Transfer of policy loans          (2,743)           (768)        (3,509)          (768)     (1,356,542)     (341,052)
  Net interfund transfers          863,795         262,432        622,581        214,741         444,357        83,520
                                ----------        --------     ----------       --------    ------------   -----------
                                 2,034,105         330,571      1,299,912        252,312      45,028,894    40,201,776
                                ----------        --------     ----------       --------    ------------   -----------
Net increase in net assets       2,206,354         328,014      1,423,264        244,493      60,518,267    39,443,222


NET ASSETS
Beginning of year                  328,014              --        244,493             --      50,383,856    10,940,634
                                ----------        --------     ----------       --------    ------------   -----------
End of year                     $2,534,368        $328,014     $1,667,757       $244,493    $110,902,123   $50,383,856
                                ==========        ========     ==========       ========    ============   ===========

*Reflects the period from commencement of operations October 4, 1994 through December 31, 1994.

See accompanying notes.

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                         Notes to Financial Statements

                               December 31, 1995


1. ORGANIZATION

Separate Account Three of The Manufacturers Life Insurance Company of America (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account is currently comprised of eight investment sub-accounts, one for each series of shares of Manulife Series Fund, Inc., available for allocation of net premiums under single premium variable life insurance policies (the "Policies") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America").

The Separate Account was established by Manufacturers Life of America, a wholly-owned subsidiary of Manulife Reinsurance Corporation (U.S.A.) ("MRC"), as a separate investment account on February 6, 1987. MRC is a life insurance holding company organized in 1983 under Michigan law and a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a mutual life insurance company based in Toronto, Canada.

The assets of the Separate Accounts are the property of Manufacturers Life of America. The portion of the Separate Account's assets applicable to the Policies will not be charged with liabilities arising out of any other business Manufacturers Life of America may conduct.

The net assets may not be less than the amount required under state insurance law to provide for death (without regard to the minimum death benefit guarantee) and other Policy benefits.

Additional assets are held in Manufacturers Life of America's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                   Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of its financial statements.

a. Valuation of Investments - Investments are made among the eight Funds of Manulife Series Fund, Inc. and are valued at the reported net asset values of these Funds. Transactions are recorded on the trade date. Net investment income and net realized and unrealized gain (loss) on investments in Manulife Series Fund, Inc. are reinvested.

b. Realized gains and losses on the sale of investments are computed on the first-in, first-out basis.

c.   Dividend income is recorded on the ex-dividend date.

d. Federal Income Taxes - Manufacturers Life of America, the Separate Account's sponsor, is taxed as a "life insurance company" under the Internal Revenue Code. Under these provisions of the Code, the operations of the Separate Account form part of the sponsor's total operations and are not taxed separately.

     The current year's operations of the Separate Account are not expected to affect the sponsor's tax liabilities and, accordingly, no charges were made against the Separate Account for federal, state and local taxes. However, in the future, should the sponsor incur significant tax liabilities related to Separate Account operations, it intends to make a charge or establish a provision within the Separate Account for such taxes.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                           Separate Account Three of
              The Manufacturers Life Insurance Company of America

                   Notes to Financial Statements (continued)


3. PREMIUM DEDUCTIONS

Manufacturers Life of America deducts certain charges for state, local, and federal taxes from the gross premium before placing the remaining net premiums in the sub-accounts.

4. PURCHASES AND SALES OF MANULIFE SERIES FUND, INC. SHARES

Purchases and sales of the shares of common stock of Manulife Series Fund, Inc. for the year ended December 31, 1995 were $58,905,751 and $13,953,509, respectively, and for the year ended December 31, 1994 were $47,012,777 and $5,377,813, respectively.

5. RELATED PARTY TRANSACTIONS

ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. Registered representatives are compensated on a commission basis.

Manufacturers Life of America has a formal service agreement with its affiliate, Manulife Financial, which can be terminated by either party upon two months' notice. Under this Agreement, Manufacturers Life of America pays for legal, actuarial, investment and certain other administrative services.

THE FOLLOWING FINANCIAL STATEMENTS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA FOR THE PERIOD ENDED SEPTEMBER 30, 1996 ARE UNAUDITED.

              The Manufacturers Life Insurance Company of America

                                 Balance Sheet

                                                                      September 30        December 31
                                                                          1996               1995
                                                                      ------------       ------------
                                                                      (Unaudited)
Assets
Bonds, at amortized cost (market $58,250,725 --1996
     and $66,046,733- - 1995)                                          $57,763,786        $62,757,202
Stocks                                                                  19,658,787         22,584,259
Short-term investments                                                   1,666,000                  0
Policy loans                                                             8,633,442          6,955,292
                                                                      ------------       ------------
Total investments                                                       87,722,015         92,296,753

Cash on hand and on deposit                                              7,118,793          9,674,362
Insurance premiums deferred and uncollected                              1,329,534            504,818
Accrued investment income                                                1,050,518          1,059,536
Separate account assets                                                603,572,134        480,404,450
Funds receivable on reinsurance ceded                                       74,035             73,300
Receivable for undelivered securities                                    1,864,999            146,328
Taxes recoverable                                                        8,926,316          3,308,316
Investment in subsidiary                                                 1,590,846          1,080,184
Other assets                                                               199,392            193,715
                                                                      ------------       ------------
                                                                      $713,448,582       $588,741,762
                                                                      ============       ============

Liabilities, capital and surplus
Aggregate policy reserves                                              $69,370,778        $63,426,096
Contract deposit funds                                                   6,044,164          6,462,516
Amounts due from separate accounts                                     (52,800,170)       (39,799,129)
Interest maintenance and asset valuation reserves                        5,503,906          4,742,400
Policy and contract claims                                                 294,457            582,853
Provision for policyholder dividends payable                             1,792,087          2,346,258
Amounts due to affiliates                                               11,529,256          9,049,217
Accrued liabilities                                                      5,361,074          5,147,865
Amounts payable for undelivered securities                               1,666,000             80,821
Separate account liablilities                                          603,572,134        480,404,450
                                                                      ------------       ------------
Total liabilities                                                      652,333,686        532,443,347


Capital and surplus:
    Common shares, par value $1.00; authorized,
        5,000,000 shares; issued and outstanding shares
        (4,501,858 -- 1996, 4,501,857 -- 1995)                           4,501,858          4,501,857
   Preferred shared, par value $100; authorized,
        5,000,000 shares; issued and outstanding shares
        (105,000 -- 1996 and 1995)                                      10,500,000         10,500,000
   Surplus note                                                          8,500,000          8,500,000
   Capital paid in excess of par value                                  78,500,179         63,500,180
   Surplus                                                             (40,887,141)       (30,703,622)
                                                                      ------------       ------------
Total capital and surplus                                               61,114,896         56,298,415
                                                                      ------------       ------------
Total liablilities, capital, and surplus                              $713,448,582       $588,741,762
                                                                      ============       ============

              The Manufacturers Life Insurance Company of America

                            Statement of Operations
                                  (Unaudited)

                                                          Three Months Ended               Nine Months Ended
                                                             September  30                    September 30
                                                          1996           1995              1996           1995
                                                       -----------    -----------      ------------    -----------
Revenues:
   Life premiums                                       $37,441,887    $26,917,056      $115,841,149    $82,246,124
   Annuity deposits                                      9,109,896      9,176,744        27,904,066     29,606,973
   Life premiums, reinsurance assumed                     (831,831)      (372,238)        1,101,533      5,540,618
   Investment income, net of investment expenses         1,437,890      1,197,939         4,188,644      3,854,192
   Amortization of interest maintenance reserve              6,169          8,353            23,309         14,172
   Commission and expense allowances on
        reinsurance ceded                                   43,397              0           147,093
   Foreign exchange gain (loss)                             (1,451)      (329,945)           40,625       (329,662)
  Other revenue                                            (19,985)        37,106            68,843         92,821
                                                       -----------    -----------      ------------    -----------
Total revenues                                          47,185,972     36,635,015       149,315,262    121,025,238


Benefits paid or provided:
   Increase (decrease) in aggregate policy reserves     (2,507,208)       412,750         5,944,682     10,575,029
   Increase (decrease) in liability for deposit funds      531,581       (381,781)         (418,352)      (223,494)
   Transfers to separate accounts, net                  26,345,507     19,094,364        83,952,586     65,495,626
   Death benefits                                          (68,162)       694,831         2,782,394      2,163,196
   Annuity benefits                                         66,181       (506,892)          401,929         30,802
   Disability benefits                                      46,294              0           151,750
   Surrender benefits                                    8,169,058      6,683,913        17,953,597     12,938,150
                                                       -----------    -----------      ------------    -----------
                                                        32,583,251     25,997,185       110,768,586     90,979,309

Insurance expenses:
   Management fee                                        6,587,000      5,289,000        16,820,000     16,764,000
   Commissions                                           6,896,707      4,471,643        20,718,353     13,449,277
   General expenses                                      3,908,813      4,665,024        15,695,580      9,470,575
   Commission and expense allowances
      on reinsurance assumed                                55,942         13,329           386,701        942,979
   Interest expense                                        142,375              0           427,125              0
                                                       -----------    -----------      ------------    -----------
                                                        17,590,837     14,438,996        54,047,759     40,626,831
                                                       -----------    -----------      ------------    -----------
Loss before policyholder's dividends
   and federal income tax                               (2,988,116)    (3,801,166)      (15,501,083)   (10,580,902)
Dividends to policyholders                                  45,402        263,345           569,900      2,172,621
                                                       -----------    -----------      ------------    -----------
Loss before federal income tax                          (3,033,518)    (4,064,511)      (16,070,983)   (12,753,523)
Federal income tax benefit                              (1,009,802)             0        (5,388,798)             0
                                                       -----------    -----------      ------------    -----------
Net loss  from operations after policyholders'
   dividends and federal income tax                     (2,023,716)    (4,064,511)      (10,682,185)   (12,753,523)
Net realized capital loss                                   48,859         38,348           (90,480)       630,788
                                                       -----------    -----------      ------------    -----------
Net loss from operations                               ($1,974,857)   ($4,026,163)     ($10,772,665)  ($12,122,735)
                                                       ===========    ===========      ============    ===========

              The Manufacturers Life Insurance Company of America

                  Statement of Changes in Capital and Surplus
                                  (Unaudited)

                                                            Capital
                                                            Paid in
                                                           Excess of
                                          Capital          Par Value         Surplus           Total
                                         -----------      -----------     ------------      -----------
Balance, December 31, 1995               $23,501,857      $63,500,180     ($30,703,622)     $56,298,415

Net loss from operations                                                   (10,772,665)     (10,772,665)
Issuance of common shares                          1       14,999,999                        15,000,000
Increase in asset valuation reserve                                         (1,118,541)      (1,118,541)
Increase in nonadmitted assets                                                  58,854           58,854
Change in net unrealized capital
   gains                                                                     1,754,077        1,754,077
Change in liability for reinsurance
   in unauthorized companies                                                  (105,244)        (105,244)
                                         -----------      -----------     ------------      -----------
Balance, September 30, 1996              $23,501,858      $78,500,179     ($40,887,141)     $61,114,896
                                         ===========      ===========     ============      ===========

              The Manufacturers Life Insurance Company of America

                            Statement of Cash Flows
                                  (Unaudited)

                                                           Nine Months Ended
                                                              September 30
                                                        1996                 1995
                                                    ------------         ------------
Operating activities:
Premiums collected, net                             $144,041,813         $117,159,968
Policy benefits paid, net                            (21,547,307)         (15,137,221)
Commissions and other expenses paid                  (51,399,430)         (43,854,220)
Net investment income                                  4,116,058            3,569,190
Other income and expenses                             (2,402,311)          (1,351,829)
Transfers to separate accounts, net                  (96,953,627)         (72,596,690)
                                                    ------------         ------------
Net cash (used in) provided by
   operating activities                              (24,144,804)         (12,210,802)

Investing activities
Sale, maturity, or repayment of investments           85,756,967           62,744,420
Purchase of investments                              (77,501,732)         (67,892,880)
                                                    ------------         ------------
Net cash used in investing activities                  8,255,235           (5,148,460)

Financing activities
Issuance of stock                                     15,000,000            5,150,000
                                                    ------------         ------------
Net cash provided by financing activities             15,000,000            5,150,000
                                                    ------------         ------------

Net increase in cash and short-term
   investments                                          (889,569)         (12,209,262)
Cash and short-term investments
   at beginning of year                                9,674,362           15,983,758
                                                    ------------         ------------
Cash and short-term investments
   at end of year                                   $  8,784,793         $  3,774,496
                                                    ============         ============

              The Manufacturers Life Insurance Company of America

                         Notes to Financial Statements

                               September 30, 1996



1.   ORGANIZATION

ORGANIZATION

The Manufacturers Life Insurance Company of America (Manufacturers Life of America or the Company) is a wholly-owned subsidiary of Manulife Reinsurance Corporation (USA) (The Parent), (formerly Manufacturers Life Insurance Company of Michigan), which is in turn a wholly-owned subsidiary of The Manufacturers Life Insurance Company (Manulife Financial), a Canadian-based mutual life insurance company (Notes 4 and 5).

The Company issues and sells variable universal life and variable annuity products in the United States. The Company also has a branch operation in Taiwan to develop and market traditional insurance for the Taiwanese market. At September 30, 1996 the Company had assets of $16,056,539 and liabilities of $10,333,710 in the Taiwan branch.

During the nine months ended September 30, 1996, the Company received a capital contribution of $15,000,000 from the Parent in return for one share of common stock (par value $1).


2.   SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying unaudited financial statements of The Manufacturers Life Insurance Company of America have been prepared in accordance with accounting practices for interim financial information and with the instructions to Form 10-Q and Article 10 of regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements and should be read in conjunction with the financial statements and footnotes thereto included in the Annual Report on Form 10-K of the Company the year ended December 31, 1995. In the opinion of management, all adjustments (consisting solely of normal recurring adjustments) necessary for a fair presentation of the financial statements for these interim periods have been included. The results of interim periods are not necessarily indicative of the results to be obtained for a full fiscal year.

              The Manufacturers Life Insurance Company of America

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

In April 1993, the Financial Accounting Standard Board issued Interpretation 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises." The Interpretation as amended is effective for 1996 annual financial statements and thereafter, will no longer allow statutory financial statements to be described as being prepared in conformity with generally accepted accounting principles (GAAP). Upon the effective date of the Interpretation, in order for financial statements to be described as being prepared in accordance with GAAP, life insurance companies will be required to adopt all applicable standards promulgated by the FASB in any general purpose financial statements such companies may issue. While GAAP standards have recently been developed for mutual life insurance companies, the Company has not yet completed the complex and extensive historical calculations and thus is unable to quantify the effects of the Interpretation on its financial statements. Thus the accompanying financial statements are presented in accordance with statutory accounting practices prescribed by the Insurance Department of the State of Michigan.

All amounts presented are expressed in U.S. Dollars.

STOCKS

Stocks are carried at market value.

BONDS

Bonds not backed by other loans are carried at amortized cost as computed using the interest method. Loan backed bonds and other structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are updated periodically and are accounted for using the prospective method. Gains and losses on sales of bonds are calculated on the specific identification method and recognized into income based on NAIC prescribed formulas. Short-term investments include investments with maturities of less than one year at the date of acquisition. Market values disclosed are based on NAIC quoted values.

POLICY LOANS

Policy loans are reported at unpaid principal balances which approximate fair value.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The Asset Valuation Reserve and Interest Maintenance Reserve were determined by NAIC prescribed formulas and are reported as liabilities rather than as valuation allowances or appropriations of surplus.

POLICY AND CONTRACT CLAIMS

Policy and contract claims are determined on an individual case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

              The Manufacturers Life Insurance Company of America

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity and variable life contracts. For the majority of these contracts the contractholder, rather than the Company, bears the investment risk. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.

REVENUE RECOGNITION

Both premium and investment income are recorded when due.

REINSURANCE

Reinsurance premiums and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and claims are reported net of reinsured amounts.

POLICY RESERVES

Certain policy reserves are calculated based on statutorily required interest and mortality assumptions.


3.   INVESTMENTS AND INVESTMENT INCOME

The amortized cost and market value of investments in fixed maturities (bonds) as of September 30, 1996 is summarized as follows:


                                                                                      QUOTED OR
                                                       GROSS          GROSS           ESTIMATED
                                    AMORTIZED       UNREALIZED      UNREALIZE          MARKET
                                      COST             GAINS          LOSSES            VALUE
                                   -----------      -----------     -----------      -----------
                                   <C
U.S. Government                    $23,574,727        $432,425       $(199,428)      $23,807,724
Foreign Government                   9,258,320          75,039         (43,707)        9,289,652
Corporate                           24,930,739         558,435        (335,825)       25,153,349
                                   -----------      ----------      ----------       -----------
                                   $57,763,786      $1,065,899       $(578,960)      $58,250,725
                                   ===========      ==========      ==========       ===========

              The Manufacturers Life Insurance Company of America

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

Proceeds from sales of investments in debt securities during 1996 were $81,149,600. Gross gains of $1,101,200 and gross losses of $1,615,209 were realized on those sales.

The amortized cost and market value of investments in fixed maturities (bonds) as of December 31, 1995 is summarized as follows:


                                                                                              QUOTED OR
                                                         GROSS               GROSS            ESTIMATED
                                      AMORTIZED        UNREALIZED         UNREALIZED            MARKET
                                          COST           GAINS              LOSSES              VALUE
                                     -----------       ----------         ----------         -----------
United States Government             $15,145,033       $  681,032          $(57,916)         $15,768,149
Foreign Government                     6,071,376          157,635                --            6,229,011
Corporate                             31,046,219        2,508,780                --           33,554,999
Mortgage-backed securities:
      U.S. Government agencies         9,522,771               --                --            9,522,771
Corporate                                971,803               --                --              971,803
                                     -----------       ----------          --------          -----------
                                     $62,757,202       $3,347,447          $(57,916)         $66,046,733
                                     ===========       ==========          ========          ===========



The amortized cost and market value of fixed maturities at September 30, 1996 by contractual maturities, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.



   YEARS TO MATURITY                 AMORTIZED COST       MARKET VALUE
   -----------------                 --------------       ------------
One year or less                      $ 3,370,562         $ 3,370,561
Greater than 1; up to 5 years           3,177,517           3,207,447
Greater than 5; up to 10 years         27,522,948          27,717,746
Due after 10 years                     23,692,759          23,954,971
                                       -----------         -----------
                                       $57,763,786         $58,250,725
                                       ===========         ===========


At September 30, 1996, $10,644,347 of bonds at amortized cost were on deposit with government insurance departments to satisfy regulatory regulations.

              The Manufacturers Life Insurance Company of America

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

Major categories of net investment income for the first nine months were as follows:



                                      NET INVESTMENT INCOME
                                     1996               1995
                                  ---------          ----------
Gross investment income:
   Bond Income                   $3,285,074          $3,190,652
   Policy Loans                     434,845             296,205
   Short-term investments           645,903             624,593
   Dividend Income                   95,983               7,848
                                 ----------          ----------
                                  4,461,805           4.119,298
Investment Expenses                (273,161)           (265,106)
                                 ----------          ----------
Net investment income            $4,188,644          $3,854,192
                                 ==========          ==========




4.   RELATED PARTY TRANSACTIONS

Manufacturers Life of America has a formal service agreement with Manulife Financial which can be terminated by either party upon two months' notice. Under the Agreement, Manufacturers Life of America will pay direct operating expenses incurred each year by Manulife Financial on behalf of Manufacturers Life of America. Services provided under the Agreement include legal, actuarial, investment, data processing and certain other administrative services. Costs incurred under this Agreement were $17,090,426 in the first nine months of 1996, and $17,029,106 in 1995. In addition, there was $4,916,476 agents' bonuses in 1996 and $3,697,487 in 1995 which were allocated to the Company and are included in commissions.

In addition, the Company has several reinsurance agreements with Manulife Financial which may be terminated upon the specified notice by either party. These agreements are summarized as follows:

(a) The Company assumes two blocks of insurance from Manulife Financial under coinsurance treaties. The Company's risk is limited to $100,000 of initial face amount per claim plus a pro-rata share of any increase in face amount.

(b) The Company cedes the risk in excess of $25,000 per life to Manulife Financial under the terms of an automatic reinsurance agreement.

(c) The Company cedes a substantial portion of its risk on its Flexible Premium Variable Life policies to Manulife Financial under the terms of a stop loss reinsurance agreement.

              The Manufacturers Life Insurance Company of America

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

(d) Under the terms of an automatic coinsurance agreement, the Company cedes its risk on structured settlements to Manulife Financial.

Selected amounts relating to the above treaties reflected in the financial statements are as follows:


                                             1996             1995
                                           __________       __________

Life and annuity premiums assumed         $ 1,101,533      $ 5,540,618
Other life and annuity
 consideration ceded                         (371,518)        (431,357)
Commissions and expense allowances
 on reinsurance assumed                      (386,701)        (942,979)
Policy reserves assumed                    45,019,396       47,386,235
Policy reserves ceded                       3,853,375        3,833,247




5.   FEDERAL INCOME TAX

The Company joins the Parent, The Manufacturers Life Insurance Co. (USA) and Manulife Reinsurance Limited in filing a U.S. consolidated income tax return as a life insurance group under provisions of the Internal Revenue Code. In accordance with an income tax-sharing agreement dated December 29, 1983, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. The Company receives no surtax exemption. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. Taxes recoverable in the financial statements represent tax-related amounts receivable from affiliates.

              The Manufacturers Life Insurance Company of America

6.   STATUTORY RESTRICTIONS ON DIVIDENDS

The Company is subject to statutory limitations on the payment of dividends to its Parent. The Company cannot pay dividends during 1996 without the prior approval of insurance regulatory authorities.


7.   INVESTMENT IN SEPARATE ACCOUNTS

The Company markets variable life insurance and variable annuity products through Separate Accounts which use Manulife Series Fund, Inc. as an investment vehicle.

Common stock in the amount of $19,658,787 represents the Company's seed money investment in Manulife Series Fund, Inc..

THE FOLLOWING FINANCIAL STATEMENTS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA FOR THE PERIOD ENDED DECEMBER 31, 1995 ARE AUDITED.

                         Report of Independent Auditors


The Board of Directors
The Manufacturers Life Insurance
    Company of America


We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of America as of December 31, 1995 and 1994, and the related statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of America at December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles and with reporting practices prescribed or permitted by the Insurance Department of the State of Michigan.


Philadelphia, Pennsylvania                             ERNST & YOUNG LLP
February 2, 1996

              The Manufacturers Life Insurance Company of America

                                 Balance Sheets

                                                               DECEMBER 31
                                                           1995          1994
                                                      -----------------------------
ASSETS
Bonds, at amortized cost (market $66,046,733--
  1995 and $51,082,395--1994)                         $ 62,757,202     $ 52,149,080
Stocks                                                  22,584,259       25,629,580
Short-term investments                                          --       10,914,561
Policy loans                                             6,955,292        4,494,390
                                                      ------------     ------------
Total investments                                       92,296,753       93,187,611

Cash                                                     9,674,362        5,069,197
Life insurance premiums deferred and uncollected           504,818           13,646
Accrued investment income                                1,059,536          796,333
Separate account assets                                480,404,450      302,736,198
Funds receivable on reinsurance assumed                         --          880,284
Receivable for undelivered securities                      146,328           69,003
Taxes recoverable                                        3,308,316               --
Investment in subsidiary                                 1,080,184               --
Other assets                                               267,015          333,651
                                                      ------------     ------------
Total assets                                          $588,741,762     $403,085,923
                                                      ============     ============

LIABILITIES, CAPITAL AND SURPLUS
Aggregate policy reserves                              $26,683,090      $29,761,174
Other contract deposits                                  1,238,943        3,938,425
Interest maintenance and asset valuation reserves        4,742,400          111,566
Policy and contract claims                                 582,853           94,346
Provision for policyholder dividends payable             2,346,258        1,385,409
Amounts due to affiliates                                9,049,217        7,377,108
Payable for undelivered securities                          80,821        3,512,459
Accrued liabilities                                      7,315,315        4,773,565
Separate account liabilities                           480,404,450      302,736,198
                                                      ------------     ------------
Total liabilities                                      532,443,347      353,690,250

Capital and surplus:
  Common shares, par value $1.00; authorized,
    5,000,000 shares; issued and outstanding
    4,501,857 shares (4,501,855 shares in 1994)          4,501,857        4,501,855
  Preferred shares, par value $100; authorized
    5,000,000 shares; issued and outstanding
    105,000 shares                                      10,500,000       10,500,000
  Surplus note                                           8,500,000               --
  Capital paid in excess of par value                   63,500,180       49,849,998
  Deficit                                              (30,703,622)     (15,456,180)
                                                      ------------     ------------
Total capital and surplus                               56,298,415       49,395,673
                                                      ------------     ------------
Total liabilities, capital and surplus                $588,741,762     $403,085,923
                                                      ============     ============

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                            Statements of Operations

                                                                    YEAR ENDED DECEMBER 31
                                                             1995             1994            1993
                                                        -----------------------------------------------
Revenues:
  Life and annuity premiums, principally
   reinsurance assumed                                  $  5,956,997      $ 25,385,628     $ 12,745,981
  Other life and annuity considerations                  153,859,957       168,075,003      113,332,974
  Investment income, net of investment
   expenses                                                5,840,560         3,588,629        3,323,962
  Amortization of interest maintenance reserve                23,975            19,527           32,866
  Commission and expense allowance
   on reinsurance ceded                                      147,109           187,694               --
  Foreign exchange (loss) gain                              (284,127)          114,728         (197,971)
  Other revenue                                              211,191            54,763           33,935
                                                        ------------      ------------     ------------
Total revenues                                           165,755,662       197,425,972      129,271,747

Benefits paid or provided:
  (Decrease) increase in aggregate policy reserves        (3,078,084)       16,741,569        5,168,484
  (Decrease) increase in liability for deposit funds      (2,699,482)          654,214        2,820,520
  Transfers to separate accounts, net                     99,807,392       136,896,150       98,601,141
  Death benefits                                           3,981,377           640,875          582,534
  Disability benefits                                        123,786                --               --
  Maturity benefits                                          207,719           580,615           79,253
  Surrender benefits                                      22,028,224         3,701,591        2,319,926
                                                        ------------      ------------     ------------
                                                         120,370,932       159,215,014      109,571,858

Insurance expenses:
  Management fee                                          22,864,000        21,222,310       12,378,288
  Commissions                                             21,411,198        23,416,110       14,742,130
  General expenses                                        15,475,621         8,260,467        5,108,104
  Commissions and expense allowances
   on reinsurance assumed                                  1,014,163           810,252          329,634
                                                        ------------      ------------     ------------
                                                          60,764,982        53,709,139       32,558,156
                                                        ------------      ------------     ------------

Loss before policyholders' dividends
  and federal income tax                                 (15,380,252)      (15,498,181)     (12,858,267)
Dividends to policyholders                                 2,367,002         1,149,719          837,454
                                                        ------------      ------------     ------------
Loss before federal income tax                           (17,747,254)      (16,647,900)     (13,695,721)
Federal income tax benefit                                (4,115,770)               --         (324,643)
                                                        ------------      ------------     ------------

Net loss from operations after policyholders'
  dividends and federal income tax                       (13,631,484)      (16,647,900)     (13,371,078)
Net realized capital gains (net of capital
  gains tax of $807,453 in 1995; $0 in 1994,
  and $236,415 in 1993, and $1,567,770 in
  1995, $(554,000) in 1994, and $347,292 in
  1993 transferred (from) to the interest
  maintenance reserve)                                       (73,343)       (3,012,485)          93,618
                                                        ------------      ------------     ------------
Net loss from operations                                $(13,704,827)     $(19,660,385)    $(13,277,460)
                                                        ============      ============     ============

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                  Statements of Changes in Capital and Surplus


                                                               CAPITAL
                                                               PAID IN
                                                              EXCESS OF           SURPLUS
                                           CAPITAL            PAR VALUE          (DEFICIT)           TOTAL
                                          --------------------------------------------------------------------
Balance, December 31, 1992                $35,001,853       $ 4,000,000        $ 16,542,195       $ 55,544,048

Net loss from operations                                                        (13,277,460)       (13,277,460)
Issuance of preferred shares                        1         5,849,999                              5,850,000
Increase in asset valuation reserve                                                 (13,076)           (13,076)
Increase in nonadmitted assets                                                     (133,575)          (133,575)
Change in net unrealized capital
  losses                                                                         (1,592,242)        (1,592,242)
Change in liability for reinsurance
  in unauthorized companies                                                         (29,905)           (29,905)
Company's share of increase in
  separate account assets, net                                                    4,308,148          4,308,148
                                          -----------       -----------        ------------        -----------
Balance, December 31, 1993                 35,001,854         9,849,999           5,804,085         50,655,938


Net loss from operations                                                        (19,660,385)       (19,660,385)
Issuance of common stocks                           1        19,999,999                             20,000,000
Capital restructuring of preference
  shares                                  (20,000,000)       20,000,000                                     --
Increase in asset valuation reserve                                                 (55,286)           (55,286)
Increase in nonadmitted assets                                                   (1,021,357)        (1,021,357)
Change in net unrealized capital
  losses                                                                           (425,082)          (425,082)
Change in liability for reinsurance
  in unauthorized companies                                                         (98,155)           (98,155)
                                          -----------       -----------        ------------        -----------
Balance, December 31, 1994                 15,001,855        49,849,998         (15,456,180)        49,395,673


Net loss from operations                                                        (13,704,827)       (13,704,827)
Issuance of common shares                           2        12,569,998                             12,570,000
Issuance of surplus note                    8,500,000                                                8,500,000
Contribution of Manufacturers
  Adviser Corporation                                         1,080,184                              1,080,184
Increase in asset valuation reserve                                              (3,285,208)        (3,285,208)
Increase in nonadmitted assets                                                   (1,053,124)        (1,053,124)
Change in net unrealized capital
  losses                                                                          2,921,742          2,921,742
Change in liability for reinsurance
  in unauthorized companies                                                        (126,025)          (126,025)
                                          -----------       -----------        ------------        -----------
Balance, December 31, 1995                $23,501,857       $63,500,180        $(30,703,622)       $56,298,415
                                          ===========       ===========        ============        ===========

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                            Statements of Cash Flows


                                                             YEAR ENDED DECEMBER 31
                                                    1995              1994              1993
                                               -------------------------------------------------
OPERATING ACTIVITIES
Premiums collected, net                        $159,337,079       $193,478,637      $126,075,035
Policy benefits paid, net                       (25,827,767)        (4,982,444)       (2,829,812)
Commissions and other expenses paid             (62,302,890)       (48,141,400)      (35,203,997)
Net investment income                             5,570,951          3,343,515         3,197,892
Other income and expenses                        (3,607,415)        (1,946,063)       (1,592,957)
Transfers to separate accounts, net             (98,031,353)      (136,950,482)      (98,220,292)

Net cash (used in) provided by                 ------------       ------------      ------------
  operating activities                          (24,861,395)         4,801,763        (8,574,131)

INVESTING ACTIVITIES
Sale, maturity, or repayment of investments      74,009,501         73,187,733        28,248,633
Purchase of investments                         (77,607,686)       (91,063,874)      (73,688,735)
                                               ------------       ------------      ------------
Net cash used in investing activities            (3,598,185)       (17,876,141)      (45,440,102)

FINANCING ACTIVITIES
Issuance of shares                               12,570,000         20,000,000         5,850,000
Contribution of Manufacturers Adviser
Corporation                                       1,080,184                 --                --
Issuance of surplus notes                         8,500,000                 --                --
Surplus withdrawn from separate account                  --                 --        48,701,076
                                               ------------       ------------      ------------
Net cash provided by financing activities        22,150,184         20,000,000        54,551,076
                                               ------------       ------------      ------------

Net (decrease) increase in cash and
  short-term investments                         (6,309,396)         6,925,622           536,843
Cash and short-term investments
  at beginning of year                           15,983,758          9,058,136         8,521,293
                                               ------------       ------------      ------------
Cash and short-term investments
  at end of year                               $  9,674,362       $ 15,983,758      $  9,058,136
                                               ============       ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                         Notes to Financial Statements

                               December 31, 1995


1. ORGANIZATION

ORGANIZATION

The Manufacturers Life Insurance Company of America (Manufacturers Life of America or the Company) is a wholly-owned subsidiary of Manulife Reinsurance Corporation (U.S.A.) (the Parent), (formerly Manufacturers Life Insurance Company of Michigan), which is in turn a wholly-owned subsidiary of The Manufacturers Life Insurance Company (Manulife Financial), a Canadian-based mutual life insurance company (Notes 4 and 5).

The Company issues and sells variable universal life and variable annuity products in the United States. The Company also has a branch operation in Taiwan to develop and market traditional insurance for the Taiwanese market. At December 31, 1995 the Company had assets of $11,234,000 and liabilities of $5,696,000 in the Taiwan branch.

During 1995, the Company's parent contributed $12,570,000 of capital in return for 2 shares of the Company's common stock par value $1 with the remaining $12,569,998 being recorded as contributed surplus. During 1995, the Company's parent transferred 100% of the outstanding stock of Manufacturers Adviser Corporation to the Company which was recorded at book values as contributed surplus. During 1995, the Company's parent also contributed $8,500,000 in return for a 10-year surplus note bearing interest at 6.625%.

Subsequent to the year end, the Parent contributed $15,000,000 capital in return for 1 share of the Company's common stock par value $1 with the remaining $14,999,999 being recorded as contributed surplus.

During 1994, the Company's parent contributed $20,000,000 of capital in return for 1 share of the Company's common stock par value $1 with the remaining $19,999,999 being recorded as contributed surplus. During 1994, the Company restructured its capital by exchanging 230,000 shares of preferred stock with a par value of $23,000,000 for 3,000,000 shares of common stock par value $3,000,000 with the remaining $20,000,000 being recorded as contributed surplus.

The Parent contributed $5,850,000 in capital in return for 1 share of common stock during 1993.

              The Manufacturers Life Insurance Company of America

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements of Manufacturers Life of America have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of Michigan, which are considered generally accepted accounting principles for mutual life insurance companies and their wholly-owned direct and indirect subsidiaries. Such practices differ in certain respects from generally accepted accounting principles followed by stock life insurance companies in determining financial position and results of operations. In general, the differences are: (1) commissions and other costs of acquiring and writing policies are charged to expense in the year incurred rather than being amortized over the related policy term; (2) certain non-admitted assets are excluded from the balance sheet; (3) deferred income taxes are not provided for timing differences in recording certain items for financial statement and tax purposes; (4) certain transactions are reflected directly to surplus rather than reflected in net income from operations (for example, certain transactions related to the separate accounts); and (5) debt securities are carried at amortized cost.

In April 1993, the Financial Accounting Standards Board issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises." The Interpretation as amended is effective for 1996 annual financial statements and thereafter, and will no longer allow statutory financial statements to be described as being prepared in conformity with generally accepted accounting principles (GAAP). Upon the effective date of the Interpretation, in order for financial statements to be described as being prepared in accordance with GAAP, life insurance companies will be required to adopt all applicable standards promulgated by the FASB in any general purpose financial statements such companies may issue. While GAAP standards have recently been developed for mutual life insurance companies, the Company has not yet completed the complex and extensive historical calculations and thus is unable to quantify the effects of the Interpretation on its financial statements.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

All amounts presented are expressed in U.S. Dollars. Certain amounts from prior periods have been reclassified to conform with current-period presentation.

              The Manufacturers Life Insurance Company of America

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

STOCKS

Stocks are carried at market value.

BONDS

Bonds not backed by other loans are carried at amortized cost as computed using the interest method. Loan backed bonds and other structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are updated periodically and are accounted for using the prospective method. Gains and losses on sales of bonds are calculated on the specific identification method and recognized into income based on NAIC prescribed formulas. Short-term investments include investments with maturities of less than one year at the date of acquisition. Market values disclosed are based on NAIC quoted values.

POLICY LOANS

Policy loans are reported at unpaid principal balances which approximate fair value.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The Asset Valuation Reserve and Interest Maintenance Reserve were determined by NAIC prescribed formulas and are reported as liabilities rather than as valuation allowances or appropriations of surplus.

POLICY AND CONTRACT CLAIMS

Policy and contract claims are determined on an individual case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

              The Manufacturers Life Insurance Company of America

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity and variable life contracts. For the majority of these contracts the contractholder, rather than the Company, bears the investment risk. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.

REVENUE RECOGNITION

Both premium and investment income are recorded when due.

INVESTMENT IN SUBSIDIARIES

The investment in Manufacturers Adviser Corporation ("MAC") is carried at net equity of MAC as computed under generally accepted accounting principles. Undistributed income and loss is treated as a component of unrealized gains and losses and applies directly to capital and surplus.

REINSURANCE

Reinsurance premiums and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and claims are reported net of reinsured amounts.

POLICY RESERVES

Certain policy reserves are calculated based on statutorily required interest and mortality assumptions.

              The Manufacturers Life Insurance Company of America

3. INVESTMENTS AND INVESTMENT INCOME

The amortized cost and market value of investments in fixed maturities (bonds) as of December 31, 1995 is summarized as follows:


                                                                            QUOTED OR
                                                GROSS         GROSS         ESTIMATED
                                 AMORTIZED    UNREALIZED    UNREALIZED       MARKET
NAME OF PERSON                     COST         GAINS         LOSSES          VALUE
--------------                   ---------    ----------    ----------      ---------
United States Government       $15,145,033    $  681,032    $  (57,916)    $15,768,149
Foreign governments              6,071,376       157,635            --       6,229,011
Corporate                       31,046,219     2,508,780            --      33,554,999
Mortgage-backed securities:
  U.S. Government agencies       9,522,771            --            --       9,522,771
  Corporate                        971,803            --            --         971,803
                               -----------    ----------    ----------     -----------
                               $62,757,202    $3,347,447    $  (57,916)    $66,046,733
                               ===========    ==========    ==========     ===========

Proceeds from sales of investments in debt securities during 1995 were $67,506,660. Gross gains of $2,630,790 and gross losses of $218,778 were realized on those sales.

The amortized cost and market value of investments in fixed maturities (bonds) as of December 31, 1994 is summarized as follows:


                                                                            QUOTED OR
                                                GROSS         GROSS         ESTIMATED
                                 AMORTIZED    UNREALIZED    UNREALIZED       MARKET
NAME OF PERSON                     COST         GAINS         LOSSES          VALUE
--------------                   ---------    ----------    ----------      ---------
United States Government       $31,784,581    $ 243,971     $  (441,592)   $31,586,960
Foreign governments              7,388,458           --        (294,385)     7,094,073
Corporate                        9,986,244        2,457        (577,136)     9,411,565
Mortgage-backed securities:
  U.S. Government agencies       2,480,571           --              --      2,480,571
  Corporate                        509,226           --              --        509,226
                               -----------    ---------     -----------    -----------
                               $52,149,080    $ 246,428     $(1,313,113)   $51,082,395
                               ===========    =========     ===========    ===========


Proceeds from sales of investments in debt securities during 1994 were $43,175,845. Gross gains of $167,738 and gross losses of $1,006,702 were realized on those sales.

              The Manufacturers Life Insurance Company of America

3. INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

The amortized cost and market value of fixed maturities at December 31, 1995 by contractual maturities, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.


      YEARS TO MATURITY           AMORTIZED COST      MARKET VALUE
------------------------------    --------------      ------------
One year or less                   $   564,857        $   564,857
Greater than 1; up to 5 years        4,079,679          4,181,361
Greater than 5; up to 10 years      14,786,283         15,858,075
Due after 10 years                  32,831,809         34,947,866
Mortgage-backed securities          10,494,574         10,494,574
                                   -----------        -----------
                                   $62,757,202        $66,046,733
                                   ===========        ===========

At December 31, 1995, $6,617,749 of bonds at amortized cost were on deposit with government insurance departments to satisfy regulatory regulations.

Major categories of net investment income for each year were as follows:


                                               NET INVESTMENT INCOME
                                        1995          1994            1993
                                     ----------     ----------     ----------
Gross investment income:
  Dividends; Manulife Series Fund,
    Inc. (Note 9)                    $  645,908     $1,244,794     $1,440,392
  Bond income                         4,430,236      1,712,294      1,422,064
  Policy loans                          360,406        236,972        166,514
  Short-term investments                754,346        501,477        384,178
                                     ----------     ----------     ----------
                                      6,190,896      3,695,537      3,413,148

Investment expenses                    (350,336)      (106,908)       (89,186)
                                     ----------     ----------     ----------
Net investment income                $5,840,560     $3,588,629     $3,323,962
                                     ==========     ==========     ==========

              The Manufacturers Life Insurance Company of America

4. RELATED PARTY TRANSACTIONS

Manufacturers Life of America has a formal service agreement with Manulife Financial which can be terminated by either party upon two months' notice. Under the Agreement, Manufacturers Life of America will pay direct operating expenses incurred each year by Manulife Financial on behalf of Manufacturers Life of America. Services provided under the Agreement include legal, actuarial, investment, data processing and certain other administrative services. Costs incurred under this Agreement were $23,211,484 in 1995, $21,326,446 in 1994, and $12,467,474 in 1993. In addition, there were $5,052,062 agents' bonuses in 1995, $7,795,184 in 1994, and $5,363,558 in 1993 which were allocated to the Company and are included in commissions.

In addition, the Company has several reinsurance agreements with Manulife Financial which may be terminated upon the specified notice by either party. These agreements are summarized as follows:

(a) The Company assumes two blocks of insurance from Manulife Financial under coinsurance treaties. The Company's risk is limited to $100,000 of initial face amount per claim plus a pro-rata share of any increase in face amount.

(b) The Company cedes the risk in excess of $25,000 per life to Manulife Financial under the terms of an automatic reinsurance agreement.

(c) The Company cedes a substantial portion of its risk on its Flexible Premium Variable Life policies to Manulife Financial under the terms of a stop loss reinsurance agreement.

(d) Under the terms of an automatic coinsurance agreement, the Company cedes its risk on structured settlements to Manulife Financial.

              The Manufacturers Life Insurance Company of America

4. RELATED PARTY TRANSACTIONS (CONTINUED)

Selected amounts relating to the above treaties reflected in the financial statements are as follows:


                                 1995          1994           1993
                             -----------    -----------    -----------
Life and annuity premiums
  assumed                    $ 5,956,997    $25,385,628    $12,745,981
Other life and annuity
  considerations ceded          (598,330)      (437,650)      (201,685)
Commissions and expense
  allowances
  on reinsurance assumed      (1,014,163)      (810,252)      (329,634)
Policy reserves assumed       48,714,791     47,672,591     23,070,952
Policy reserves ceded          3,833,247      3,786,647      3,782,156

During 1993, the Company assumed the first $50,000 of initial face amount on two blocks of business. This resulted in transfers of $10,837,000 to establish the initial reserves. In 1994 the treaties were amended to assume the first $100,000 of initial face amount for the same blocks of business. This resulted in a transfer of $21,477,000 to establish the additional reserve. Commissions equal to 17% are charged for all renewed premiums related to these contracts.

During 1994, the Company terminated another treaty resulting in a premium to Manulife Financial to transfer the reserve of $799,874.

Manulife Financial provides a claims paying guarantee to all U.S. policyholders.

5. FEDERAL INCOME TAX

The Company joins the Parent, The Manufacturers Life Insurance Co. (U.S.A.) and Manufacturers Reinsurance Limited in filing a U.S. consolidated income tax return as a life insurance group under provisions of the Internal Revenue Code. In accordance with an income tax-sharing agreement dated December 29, 1983, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. The Company receives no surtax exemption. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. Taxes recoverable in the financial statements represent tax-related amounts receivable from affiliates.

              The Manufacturers Life Insurance Company of America

5. FEDERAL INCOME TAX

The Company, Parent and The Manufacturers Life Insurance Co. (U.S.A.) have available consolidated net operating losses of approximately $51,400,000 which will expire in the year 2009 and capital loss carryforwards of approximately $102,800,000 which will expire in 1999. The losses of the Company, Parent and the Manufacturers Life Insurance Co. (U.S.A.) may be used to offset the ordinary and capital gain income of Manufacturers Reinsurance Limited.

6. STATUTORY RESTRICTIONS ON DIVIDENDS

The Company is subject to statutory limitations on the payment of dividends to its Parent. The Company cannot pay dividends during 1995 without the prior approval of insurance regulatory authorities.

7. REINSURANCE

The Company cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains obligated for amounts ceded in the event reinsurers do not meet their obligations.

Summary financial information related to these reinsurance activities is as follows:


                                    1995        1994        1993
                                  --------    --------    --------
Life insurance premiums ceded     $275,145    $218,767    $130,913

              The Manufacturers Life Insurance Company of America

8. RESERVES

Aggregate policy reserves for life policies including variable life, are based on statutory mortality tables and interest assumptions using either the net level or commissioners' reserve valuation method. The composition of the aggregate policy reserves at December 31, 1995 and 1994 is as follows:


                                 MORTALITY                  INTEREST
     AGGREGATE RESERVES            TABLE                      RATES
---------------------------      ---------                  --------
    1995           1994
-----------     -----------
$25,561,456     $28,553,885      1980 CSO                   4%
   (173,768)       (189,080)     Reinsurance ceded
  1,295,402       1,396,369      Miscellaneous
-----------     -----------
$26,683,090     $29,761,174
===========     ===========

At December 31, 1995 the Company's annuity reserves and deposit fund liabilities are comprised as follows:


                                                 AMOUNT      PERCENT
                                               ----------    -------
                                               (in 000's)
Subject to discretionary withdrawal:
  With market value adjustment                  $222,994      97.8%
  At book value less current surrender charge      1,239        .5%
Not subject to discretionary withdrawal            3,863       1.7%
                                                --------      -----
Total gross annuity actuarial reserves and
  deposit fund liabilities                      $228,096       100%
                                                ========      =====

9. INVESTMENT IN SEPARATE ACCOUNTS

During 1984, the Company initiated plans to market variable life insurance products through Separate Account One of The Manufacturers Life Insurance Company of America ("Separate Account One") using Manulife Series Fund, Inc. as its investment vehicle. Initial capitalization was $15,000,000. Through 1988, the Company provided an additional capitalization of $6,000,000.

              The Manufacturers Life Insurance Company of America

9. INVESTMENT IN SEPARATE ACCOUNTS (CONTINUED)

In December 1993, the Company transferred all of its shares, related to seed money, in Manulife Series Fund, Inc. out of Separate Account One to the General Account. At December 31, 1995, the $22,584,259 common stock represents the Company's seed money investment in Manulife Series Fund, Inc.

During 1995, 1994, and 1993, the following dividends were received from Manulife Series Fund, Inc.:

                              1995          1994           1993
                          -----------    ----------     ----------
Separate Account One      $   24,041     $   38,732     $1,610,693
Separate Account Two       3,520,461      4,574,620      7,377,861
Separate Account Three     1,693,796      1,490,374        666,141
Separate Account Four      2,445,127      3,072,376      4,966,559
General Account              645,908      1,244,794      1,440,392


Dividends have been reinvested by the Company in Manulife Series Fund, Inc.

During 1993, the Company withdrew $8,000,000 of its seed money and accumulated earnings from Separate Account One and the Manulife Series Fund, Inc. and utilized these funds to pay down its intercompany debt.

During 1994, the Company withdrew $13,011,137 of its seed money and accumulated earnings from the Manulife Series Fund, Inc. and utilized these funds to pay down its intercompany debt.

During 1995, the Company withdrew $6,500,000 of its seed money and accumulated earnings from the Manulife Series Fund, Inc. and utilized these funds to pay down its intercompany debt.

PART II



OTHER INFORMATION



Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of America hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, as amended from time to time, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                       CONTENTS OF REGISTRATION STATEMENT


     This registration statement comprises the following papers and documents:
                The facing sheet;
                The Prospectus;
                The signatures;
                Written consents of the following person:


     Jones & Blouch L.L.P.
     Ernst & Young  LLP
     John R. Ostler*


     The following exhibits:

l. Copies of all exhibits required by paragraph A of the instructions as to exhibits in Form N-8B-2 are set forth below under designations based on such instructions:



A(1)        Resolution of Board of Directors of The Manufacturers Life
            Insurance Company of America establishing Separate Account Three.
            Previously filed as Exhibit A(1) to the Registration Statement on Form S-6 of The Manufacturers Life Insurance Company of America on
            September 10, 1986.

A(3)(a)     Distribution Agreement between The Manufacturers Life Insurance
            Company of America and Man-Equity, Inc.  Previously filed as
            Exhibit A(3)(a) to the Registration Statement on Form S-6 of The
            Manufacturers Life Insurance Company of America on September 10,
            1986.

A(3)(b)(i)  Specimen agreement between ManEquity, Inc. and registered representatives. [Incorporated herein by reference to Exhibit l.A(3)(b) to the registration statement on Form S-6 of Separate
            Account One of The Manufacturers Life Insurance Company of America,
            File No. 2-88607, filed with Amendment No.l on May 25, l984.]






*  Included in opinion filed herewith

A(3)(b)(ii)  Specimen Agreement between ManEquity and dealers. Previously filed as Exhibit A(3)(b)(ii) of Post-Effective Amendment No. 8 to the
             Registration Statement on Form S-6 of The Manufacturers Life
             Insurance Company of America on February 26, 1993.

A(3)(c)      Schedule of Sales Commissions.

             Previously filed as Exhibit A(3)(c) to the Registration Statment on Form S-6 of The Manufacturers Life Insurance Company of America on December 17, 1986.


A(5) Form of Single Premium Variable Life Insurance Policy. Previously filed as Exhibit A(5) to the Registration Statment on Form S-6 of The Manufacturers Life Insurance Company of America on September
             10, 1986.

A(5)(a)      Revised page for Policies with initial allocation to Money-Market
             Sub-Account.  Previously filed as Exhibit A(5)(a) of Post
             Effective Amendment No. 3 to the Registration Statement on Form
             S-6 of The Manufacturers Life Insurance Company of America on
             March 16, 1988.

A(5)(b)      Endorsement to Policy re Redomestication.  Previously filed as
             Exhibit A(5)(b) of Post-Effective Amendment No. 8 to the
             Registration Statement on Form S-6 of The Manufacturers Life
             Insurance Company of America on February 26, 1993.

A(6)(a)      Restated Articles of Redomestication of The Manufacturers Life
             Insurance Company of America. Previously filed as Exhibit A(6)(a) of Post-Effective Amendment No. 8 to the Registration Statement on
             Form S-6 of The Manufacturers Life Insurance Company of America on
             February 26, 1993.

A(6)(b)      By-Laws of The Manufacturers Life Insurance Company of America.
             Previously filed as Exhibit A(6)(b) of Post-Effective Amendment
             No. 8 to the Registration Statement on Form S-6 of The
             Manufacturers Life Insurance Company of America on February 26,
             1993.

A(8)(a) Service Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company.
             [Incorporated herein by reference to Exhibit l.A(8)(a) to the registration statement on Form S-6 of Separate Account One of The
             Manufacturers Life Insurance Company of America, File No. 2-88607, filed with Amendment No. 7 on March 2, l989.]

A(8)(a)(i)   Amendment to Service Agreement.  Previously filed as Exhibit
             A(8)(a)(i) of Post-Effective Amendment No. 8 to the Regis-tration
             Statement on Form S-6 of The Manufacturers Life Insurance Company
             of America on February 26, 1993.

A(8)(a)(ii)  Amendments to Service Agreement:  May 31, 1993 and June 30, 1993.


A(8)(b) Automatic Reinsurance Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company. Previously filed as Exhibit A(8)(b) to Post-Effective Amendment No.1 of the Registration Statement on Form S-6 of The Manufacturers Life Insurance Company of America on December 17, 1986.

A(10) Form of Application for Single Premium Variable Life Insurance Policy. Previously filed as Exhibit A(10) to Post-Effective Amendment No. 1 of the Registration Statement on Form S-6 of The Manufacturers Life Insurance Company of America on December 17, 1986.


      2.  See Exhibit A(5).

      3. Opinion and consent of James D. Gallagher, Esq., General Counsel of The Manufacturers Life Insurance Company of America.

      4. No financial statements are omitted from the prospectus pursuant to Instruction l(b) or (c) of Part I.

      5.  Not applicable.

      6.  Opinion and consent of John R. Ostler, Vice President, Chief
          Actuary and Treasurer of The Manufacturers Life Insurance Company of America.

      7.  Form of notice of short-term cancellation right.   Previously
          filed as Exhibit 7 to Post-Effective Amendment No. 1 of the Registration Statement on Form S-6 of The Manufacturers Life Insurance Company of America on December 17, 1986.

      8. Adjustment computation required by Rule 6e-3(T)(b)(13)(v)(B). Previously filed as Exhibit 8 to the Registration Statement on Form S-6 of The Manufacturers Life Insurance Company of America on March 16, 1988.

      9.  Consent of Ernst & Young LLP

     10.  Consent of Jones & Blouch L.L.P.

     27.  Financial Data Schedules

SIGNATURES


     Pursuant to the requirments of the Securities Act of 1933 the registrant, SEPARATE ACCOUNT THREE OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, and its depositor, THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, certify that the registrant meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities
     Act of 1933 and have duly caused this amendment to the registration statement to be signed on their behalf by the undersigned thereunto duly authorized, and the seal of the depositor to be hereunto affixed and attested, all in the City of Toronto, Province of Ontario, Canada, on the
     20th day of December, 1996.

[SEAL]

                                                 SEPARATE ACCOUNT THREE OF THE
                                                 MANUFACTURERS LIFE INSURANCE
                                                 COMPANY OF AMERICA
                                                 ______________________________
                                                 (Registrant)


                                                 By: THE MANUFACTURERS LIFE
                                                 INSURANCE COMPANY OF AMERICA

                                                 (Depositor)


                                                 By: /s/ Donald A. Guloien
                                                 DONALD A. GULOIEN
                                                 President


                                                THE MANUFACTURERS LIFE INSURANCE
                                                COMPANY OF AMERICA


                                                By:  /s/ Donald A. Guloien
                                                DONALD A. GULOIEN
                                                President

Attest
Sheri L. Kocen

     /s/ Sheri L. Kocen

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of l933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                     Title                             Date
-----------------------    -----------------------------    --------------------

/s/ Donald A. Guloien      President and Director           December 20, 1996
-----------------------                                     --------------------
DONALD A. GULOIEN          (Principal Executive Officer)


                            Director
-----------------------                                     --------------------
SANDRA M. COTTER


/s/ James D. Gallagher      Director, Secretary             December 20, 1996
-----------------------                                     --------------------
JAMES D. GALLAGHER


/s/ Bruce Gordon            Director                        December 20, 1996
-----------------------                                     --------------------
BRUCE GORDON


                            Director
----------------------                                      --------------------
THEODORE KILKUSKIE, JR.


/s/ Joseph J. Pietroski     Director                        December 20, 1996
-----------------------                                     --------------------
JOSEPH J. PIETROSKI


/s/ John D. Richardson      Director and Chairman           December 20, 1996
-----------------------                                     --------------------
JOHN D. RICHARDSON


/s/ Douglas H. Myers        Vice President, Finance         December 20, 1996
-----------------------                                     --------------------
DOUGLAS H. MYERS            (Principal Financial Officer)

                                    EXHIBITS

                                 EXHIBIT INDEX



                                                 Page in Sequential
                                                 Numbering System
Exhibit No.       Description                    Where Exhibit Located
-----------       ------------                   ----------------------

27                Financial Data Schedules

99-A(1)           Resolution of Board of         Previously filed as Exhibit
                  Directors of The Manu-         A(1) to the Registration
                  facturers Life                 Statement on Form S-6 of The
                  Insurance Company of           Manufacturers Life Insurance
                  America establishing           Company of America on
                  Separate Account Three.        September 10, 1986.

99-A(3)(a)        Distribution Agreement         Previously filed as Exhibit
                  between The Manufac-           A(3)(a) to the Registration
                  turers Life Insurance          Statement on Form S-6 of The
                  Company of America and         Manufacturers Life Insurance
                  ManEquity, Inc.                Company of America September 10,
                                                 1986.

99-A(3)(b)(i)     Specimen agreement             [Incorporated herein by
                  between ManEquity, Inc.        reference to Exhibit
                  and registered repre-          l.A(3)(b) to the registration
                  sentatives.                    statement on Form S-6 of
                                                 Separate Account One of The
                                                 Manufacturers Life Insurance
                                                 Company of America, File No.
                                                 2-88607, filed with Amendment
                                                 No. l on May 25, l984.]

99-A(3)(b)(ii)    Specimen Agreement             Previously filed as Exhibit
                  between ManEquity and          A(3)(b)(ii) of Post-Effective
                  dealers.                       Amendment No. 8 to the Regis-
                                                 tration Statement on Form S-6 of
                                                 The Manufacturers Life Insurance
                                                 Company of America on February 26,
                                                 1993.

99-A(3)(c)        Schedule of Sales              Previously filed as Exhibit
                  Commissions.                   A(3)(c) to the Registration
                                                 Statement on Form S-6 of The
                                                 Manufacturers Life Insurance
                                                 Company of America on
                                                 December 17, 1986.

99-A(5)           Form of Single Premium         Previously filed as Exhibit
                  Variable Life Insurance        A(5) to the Registration
                  Policy.                        Statement on Form S-6 of The
                                                 Manufacturers Life Insurance
                                                 Company of America on September 10,
                                                 1986.

                                                 Page in Sequential
                                                 Numbering System
Exhibit No.       Description                    Where Exhibit Located
-----------       ------------                   ----------------------

99-A(5)(a)        Revised page for               Previously filed as Exhibit
                  Policies with initial          A(5)(a) of Post Effective
                  allocation to Money-           No. 3 to the Registration
                  Market Sub-Account.            Statement on Form  S-6 of The
                                                 Manufacturers Life Insurance
                                                 Company of America on March 16,
                                                 1988.

99-A(5)(b)        Endorsement to Policy          Previously filed as Exhibit
                  re   Redomestication.          A(5)(b) of Post-Effective Amendment
                                                 No. 8 to the Registration Statement
                                                 on Form S-6 of The Manufacturers
                                                 Life Insurance Company of America on February 26,
                                                 1993.

99-A(6)(a)        Restated Articles of           Previously filed as Exhibit
                  Redomestication of The         A(6)(a) of Post-Effective
                  Manufacturers Life             Amendment No. 8 to the Regis-
                  Insurance Company of           tration Statement on Form S-6
                  America.                       of The Manufacturers Life Insurance
                                                 Company of America on February 26,
                                                 1993.

99-A(6)(b)        By-Laws of The Manu-           Previously filed as Exhibit
                  facturers Life Insurance       A(6)(b) of Post-Effective
                  Company of America.            Amendment No. 8 to the Regis-
                                                 tration Statement on Form S-6 of
                                                 The Manufacturers Life Insurance
                                                 Company of America on February 26,
                                                 1993.

99-A(8)(a)        Service Agreement bet-         Incorporated herein by
                  ween The Manufacturers         reference to Exhibit
                  Life Insurance Company         1.A(8)(a) to the registration
                  of America and The Manu-       statement on Form S-6 of
                  facturers Life Insurance       Separate Account One of The
                  Company.                       Manufacturers Life Insurance
                                                 Company of America, File No.
                                                 2-88607, filed with Amendment
                                                 No. 7 on March 2, l989.

99-A(8)(a)(i)     Amendment to Service           Previously filed as Exhibit
                  Agreement.                     A(8)(a)(i) of Post-Effective
                                                 Amendment No. 8 to the Regis-
                                                 tration Statement on Form S-6 of
                                                 The Manufacturers Life Insurance
                                                 Company of America on February 26,
                                                 1993.

                                                 Page in Sequential
                                                 Numbering System
Exhibit No.       Description                    Where Exhibit Located
-----------       ------------                   ----------------------

99-A(8)(a)(ii)    Amendments to Service
                  Agreement:  May 31, 1993
                  and June 30, 1993.

99-A(8)(b)        Automatic Reinsurance          Previously filed as Exhibit
                  Agreement between The          A(8)(b) to Post-Effective
                  Manufacturers Life             Amendment No.1 the
                  Insurance Company of           Registration Statement on
                  America and The Manu-          Form S-6 of The Manufacturers
                  facturers Life Insurance       Life Insurance Company of
                  Company.                       America on December 17, 1986.

99-A(10)          Form of Application for        Previously filed as Exhibit
                  Single Premium Variable        A(10) to Post-Effective
                  Life Insurance Policy.         Amendment No. 1 of the
                                                 Registration Statement on
                                                 Form S-6 of The Manufacturers
                                                 Life Insurance Company of
                                                 America on December 17, 1986.

99-2.             See Exhibit A(5).

99-3.             Opinion and consent of
                  James D. Gallagher, Esq.,
                  General Counsel of The Manu-
                  facturers Life Insurance
                  Company of America.

99-4.             No financial statements
                  are omitted from the
                  prospectus pursuant to
                  Instruction l(b) or (c)
                  of Part I.

99-5.             Not applicable.

99-6.             Opinion and consent of
                  John R. Ostler, Vice
                  President, Chief Actuary
                  and Treasurer of The Manu-
                  facturers Life Insurance
                  Company of America.

99-7.             Form of notice of short-       Previously filed as Exhibit 7
                  term cancellation right.       to Post-Effective Amendment
                                                 No. 1 of the Registration
                                                 Statement on Form S-6 of The
                                                 Manufacturers Life Insurance
                                                 Company of America on December 17,
                                                 1986.


                                                 Page in Sequential
                                                 Numbering System
Exhibit No.       Description                    Where Exhibit Located
-----------       ------------                   ----------------------

99-8.             Adjustment computation         Previously filed as Exhibit 8
                  required by Rule               to the Registration Statement
                  6e-3(T)(b)(13)(v)(B).          on Form S-6 of The Manuturers Life
                                                 Insurance Company of America on
                                                 March 16, 1988.

99-9.             Consent of Ernst & Young LLP.

99-10.            Consent of Jones & Blouch L.L.P.
